UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2017

Item 1. Report to Stockholders.

Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield
Corporate Bond Fund

Muzinich Low Duration Fund

ANNUAL REPORT
December 31, 2017

Table of Contents

A Message to our Shareholders	1
Sector Allocations	8
Historical Performance	11
Schedules of Investments	17
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	54
Financial Highlights	60
Notes to Financial Statements	66
Report of Independent Registered Public Accounting Firm	86
Expense Examples	87
Approval of Investment Advisory Agreement	90
Trustees and Executive Officers	94
Additional Information	98
Privacy Notice	100

Muzinich Funds

Dear Investors:

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”) finished the year with strong growth of net assets from $251,619,768 to $390,484,439 due to inflows and net investment returns of 4.70% for the Supra Institutional Class, 4.73% for the Institutional Class, and 4.35% for Class A.  These returns lagged the 5.65% return of the GI00, the ICE BofA Merrill Lynch Global Corporate & High Yield Index, which is the Fund’s primary benchmark.  Since inception from January 3, 2013, the Fund’s Supra Institutional Class has gained an annualized net return of 4.76%, net of fees and expenses, while the benchmark has returned a more modest 4.14% annualized.

The Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”) began the year with net assets of $82,980,414, but contracted to $22,030,380 due to outflows.  The Fund’s Supra Institutional Class returned 6.30% net over this period vs. the 6.98% return of the benchmark JUC4, the ICE BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. Institutional Class shares, which launched on March 27, 2017, finished their open period with a 5.47% net return vs. the benchmark’s 5.62% return, demonstrating the Fund’s growing competitiveness with (and gross basis outperformance of) the benchmark over the period.

The Muzinich Low Duration Fund (“Low Duration Fund”) grew from its year end closing balance of $263,700,453 to $705,842,069 due to inflows and investment gains.  During the year, the Fund had a net return of 4.26%, outperforming a return of 0.86% in the ICE BofA Merrill Lynch 1-3 year U.S. Corporate & Government Index (B1A0) which serves as this Fund’s primary benchmark.  Since inception on June 30, 2016, the Fund has produced an annualized net return of 3.63% vs. the benchmark’s annualized net return of 0.33%.

Market

Global corporate credit, as denoted by the GI00 index which serves as the benchmark for the Credit Opportunities Fund, generated attractive returns over the year even as some parts of the global spectrum slowed a bit or reversed modestly in November and/or December.

U.S. high yield (JUC4) came out on top, followed closely by emerging market corporate debt (EMCL) (denominated in USD and comprised of both investment grade and high yield paper), U.S. investment grade credit (C0A0), and European high yield (HEC0). European investment grade corporates (ER00) lagged, but if hedged back to USD, performed more competitively as hedging helped make up for the interest rate differential between the U.S. and Europe.

Corporate returns outpaced better quality governments, including both the ten year U.S. Treasury and the similar-duration German Bund, in a world generally awash in liquidity and speculative tendencies.

Muzinich Funds

The year began with a beta rally as oil prices stabilized and global markets began to issue constructive economic data. Political uncertainty in the U.S. challenged some optimism as the first quarter wore on, but subdued global inflation and continued, and increasingly synchronized, global growth continued to feed investors’ hope through the second and third quarters.

Headline news, including tensions on the Korean peninsula, hurricanes in the U.S., and Brexit negotiations in Europe failed to ignite tradeable volatility in most asset classes (other than in crypto currencies where the market makers have created volatility they cannot find elsewhere).

The fourth quarter saw some slowing as U.S. lawmakers pushed on tax reform—an effort that ultimately proved successful and, in the immediate term at least, a stimulus for the economy.

The U.S. Federal Reserve pushed through an anticipated 25 bps rate increase in the month of December, to which investors have responded with a flattening of the yield curve. While the European Central Bank continues to hold rates steady, it has announced a January 2018 reduction of its monthly bond buying program in light of broader growth on the continent.

OPEC production cuts and increased Chinese demand for raw materials continue to support commodity prices, further fueling investor interest in more commodity-sensitive emerging markets right through to year end.

Performance Factors

Credit Opportunities Fund

Over 2017, the Credit Opportunities Fund delivered positive results which modestly trailed those of the benchmark on a gross performance basis over the period.  This result reflects underperformance in the first half of the year, generated in February and May largely through conservative duration positioning as the Fund was significantly overweight the market in credit with duration below a year (both short duration and floating rate paper) and underweight every other market duration category.  However, the Fund recouped part of this return gap in late June as the bid for duration suddenly weakened, and then performed almost exactly in line with the benchmark on a gross basis over the year’s back half.  Overall, low interest-rate sensitivity came at a price in 2017 with underperformance of the portfolio’s shortest duration positions, which included loans and floating rate instruments where the Fund was overweight.  However, as has been true since the Fund’s inception, the Fund continues to deliver lower volatility than the market with close-to-market returns.

Quite notably in the Fund’s return profile, rating made a difference in 2017 with the Fund’s BBB- “sweet spot” generating significant contributions as both the portfolio’s highest returning and highest concentration rating band.  More

Muzinich Funds

broadly, high yield outperformed investment grade paper (outside of BBB-), and we had generally sought to balance high yield and investment grade paper more evenly throughout the year. U.S. companies, at over 50% of the portfolio on average through the year, performed well, but were overshadowed by both EUR and GBP returns—particularly after inclusion of the gains achieved on the forward transactions employed to hedge out the Fund’s currency risk.  Investments in telecommunications and energy, the portfolio’s largest industry commitments, delivered outsized contributions.  No sector detracted even a full basis point from returns.

Entering the New Year, we expect portfolio quality to minimize downside volatility while providing flexibility in anticipation of an increase in new issue announcements.  We would buy more credit risk at a time we find it more discounted.  We anticipate an ongoing commitment to floating rate loans and shorter duration paper generally as we anticipate both rate increases and modest inflation.

U.S. High Yield Fund

The U.S. High Yield Fund delivered attractive 2017 returns in line almost with the benchmark on a net basis (and outperforming on a gross basis) after underperforming in the first quarter, but outperforming in the second through strong credit selection.  Credit selection was, in fact, the dominant Fund strength demonstrated vs. the market over the year when viewing the Fund on both an industry and rating basis.  Most notably, the portfolio had its best credit selection results compared to the benchmark in its overweight position in the metals & mining sector and in its underweight position in the energy sector. Over the year, however, our modest position in energy has been narrowing vs. the benchmark.  The Fund underperformed through under-allocations to telecommunications and banking, although we have begun increasing bank exposure judiciously into what we believe will be an environment of growth and rising rates.  We remain generally overweight B rated credit vs. the benchmark, underweight duration, and higher in yield than the benchmark, preferring credit risk to interest rate risk at this point on the cycle.

Low Duration Fund

In a continuation from the first half of the year, the Low Duration Fund’s corporate credit blend widely outpaced returns of the benchmark which leans more heavily to governments.  Lower rated, high yield paper added considerably to returns over the period, although the portfolio gained the most vs. the benchmark in a nearly 30% overweighting split almost evenly between BBB and BBB- paper.  Duration positioning mattered as well, with the portfolio benefitting from a kind of “bar-belling” that overweights both the shortest-duration positions with remaining exposure of less than a year and longer-

Muzinich Funds

duration positions in the three-to-five year range.  This latter range represented an important pick-up for the Fund as portfolio managers were able to capture the “roll-down” in price of bonds of moderately longer duration and then replace them again rather than holding to maturity.  These bonds had a total return profile greater than their average yield would suggest as their price changed in line with shorter duration positions further along the yield curve.

From a currency perspective, both EUR and GBP credits, averaging 46% and 12%, respectively, of the portfolio over the year widely outperformed once the benefit of hedging these positions back to the USD is incorporated into their total return.  We reduced GBP exposure over the course of the year as we continue to watch BREXIT and develop some wariness around potential weakening of the increasingly isolated UK retail consumer.  From an industry perspective, banking, energy, and diversified financial services produced the portfolio’s biggest absolute contributions on both good credit selection and high weighting conviction to the sectors.  We note that our energy position has been underweight compared, for example, with a U.S. high yield portfolio, but we have carefully selected better quality names which performed well.  We believe banks are in fundamentally strong shape at this time and poised to benefit from global growth and rising rates.  We have found good value in this sector relative to risk.

Outlook

As we write with just a little distance from the end of the period covered by this report, volatility, which appeared to be setting record lows at year end, roared into risk markets in the first week of February.  Rates pressures have continued to increase, weighing notably on the investment grade credit segment of the market, and this volatility has picked up steam into February, leading to a sharp correction in equity markets.  In our view, this recent sharp correction is likely to be a result of a number of factors that had not previously been widely considered by market participants – namely the long-term impact of the U.S. tax reforms and the recent move higher in inflation expectations.  As a result, bond yields have adjusted swiftly since the beginning of the year to the point they have placed equity market valuations at very expensive levels, despite the high quality of Q4 2017 corporate earnings results. In parallel, equity volatility has risen as the equity market fell and this has created potentially significant losses through some short volatility ETF products.

In our view the rise in yields is not a surprise. It is important however to reiterate that economic fundamentals remain strong, which in turn is having a positive impact on corporate fundamentals. Last quarter’s earnings were very encouraging and we continue to expect a low default rate for 2018. We maintain a preference for credit risk to interest rates. We also like the protection that high coupons offer in a rising yield environment.  High yield assets generally offer

Muzinich Funds

more resilience to rising rates than investment grade credit.  Duration of investment grade credit has extended significantly over the past two to three years. High yield bonds tend to be less volatile than U.S. Treasuries and/or equities. We also continue to believe loans appear attractive; the floating rate nature of these instruments provides protection against rises in base rates and their performance also tends to be less volatile due to their primarily institutional investor base. We have stressed for some time that valuations were tight, particularly in equity markets, while the low default rate continues to highlight strong fundamentals in credit. Our focus on quality continues to be an important factor in mitigating risk and providing downside protection during times of high volatility.

We appreciate the confidence and trust you have placed in Muzinich.

Sincerely,

Michael McEachern	Anthony DeMeo

Warren Hyland	Thomas Samson

Bryan Petermann	Clinton Comeaux

Tatjana Greil-Castro

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Short-term performance in particular, is not a good indication of the Funds’ future performance, and an investment should not be made solely on returns.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences

Muzinich Funds

in accounting methods. These risks are greater for emerging markets. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus. Floating rate loans may not be fully collateralized and therefore may decline significantly in value. Each Fund will bear its share of the fees and expenses of investments in underlying funds or exchange-traded funds (ETFs). Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Funds invest in high yield debt instruments which tend to be less liquid than higher quality debt instruments. The Funds may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Please note that while the Funds’ prospectus states that the Funds may use leverage, and that they may make short sales of securities, which involve the risk that losses may exceed the original amount invested, the Funds’ portfolio managers do not anticipate engaging in either practice. The Funds will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Funds invest, but hedging involves costs and there can be no guarantee that the Funds will be perfectly hedged or that the hedging will work as anticipated.

Must be preceded or accompanied by a prospectus.

Bond ratings are grades given to bonds that indicate their credit quality as determined by a private independent rating service. The firm evaluates a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’ which is the highest grade to ‘D,’ which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the Advisor will classify the security as non-rated.

Index Definitions:

The ICE BofA Merrill Lynch Global Corporate & High Yield Index (GI00) is an unmanaged index tracking the performance of fixed-rate investment grade and below investment grade corporate debt publicly issued in the major domestic and Eurobond markets. Qualifying currencies include AUD, CAD, EUR, JPY, GBP, and USD. Qualifying issues must meet minimum size requirements denominated in the currency of issue, and must have a remaining term of at least one year to maturity.

The ICE BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index (JUC4) contains all securities in The ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

The ICE BofA Merrill Lynch 1-3 Year U.S. Corporate & Government Index (B1A0) is a subset of The ICE BofA Merrill Lynch US Corporate & Government Index including all securities with a remaining term to final maturity less than 3 years.

The BofA Merrill Lynch U.S. Emerging Markets Liquid Corporate Plus Index (EMCL) tracks the performance of U.S. dollar denominated emerging markets non-sovereign debt publicly issued in the major domestic and Eurobond markets. Individual securities of qualifying issuers must be denominated in U.S. dollars, must have at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, and a fixed coupon.

Muzinich Funds

The ICE BofA Merrill Lynch U.S. Corporate Index (C0A0) tracks the performance of US dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million. Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest.

The ICE BofA Merrill Lynch Euro High Yield Constrained Index (HEC0) contains all securities in The ICE BofA Merrill Lynch Euro High Yield Index but caps issuer exposure at 3%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 3%.

The ICE BofA Merrill Lynch Euro Corporate Index (ER00) tracks the performance of EUR denominated investment grade corporate debt publicly issued in the Eurobond or Euro member domestic markets.

It is not possible to invest directly in an index.

Glossary:

EUR – Euro

GBP – Great Britain Pound

U.S. Treasury is a fixed-interest U.S. government debt security with a maturity of more than 10 years.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

Duration-to-worst measures the sensitivity of a fixed income holding, such as a bond, to changes in interest rates.  The definition assumes that a bond issuer will pursue the path with the bond that is most advantageous to itself, even if that is the “worst” outcome for the investor.

Basis points (bps) are units of measure for interest rates and other percentages, commonly used to describe the percentage change in interest rates, bond yields, and other financial instruments.  One basis point is equal to 1/100th of 1%, or 0.01% (0.0001).

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

Muzinich & Co. is a registered investment adviser. The Muzinich Funds are distributed by Quasar Distributors, LLC.

Credit Opportunities Fund

SECTOR ALLOCATION at December 31, 2017 (Unaudited)

Sector Allocation	% of Net Assets

Energy	12.9%
Banking	11.7%
Telecommunications	9.9%
Food/Beverage/Tobacco	5.3%
Healthcare	4.9%
Technology	4.9%
Utilities	4.2%
Automotive & Auto Parts	4.0%
Cable/Satellite TV	3.4%
Diversified Financial Services	3.3%
Homebuilders/Real Estate	3.2%
Metals/Mining	2.9%
Services	2.8%
Super Retail	2.5%
Diversified Media	2.1%
Chemicals	2.1%
Sovereign	1.9%
Containers	1.7%
Broadcasting	1.6%
Consumer Products	1.4%
Transportation Excluding Air/Rail	1.3%
Capital Goods	1.2%
Building Materials	1.1%
Steel	0.9%
Food & Drug Retail	0.9%
Paper	0.7%
Leisure	0.6%
Insurance	0.4%
Restaurants	0.2%
Environmental	0.1%
Cash & Equivalents*	5.9%
Total	100.0%

*  Represents cash, short-term securities and other assets in excess of liabilities.

U.S. High Yield Fund

SECTOR ALLOCATION at December 31, 2017 (Unaudited)

Sector Allocation	% of Net Assets

Energy	12.9%
Telecommunications	9.6%
Cable/Satellite TV	9.2%
Healthcare	7.8%
Metals/Mining	6.9%
Exchange Traded Funds	6.7%
Diversified Financial Services	4.7%
Utilities	4.0%
Technology	3.9%
Services	3.7%
Automotive & Auto Parts	3.3%
Broadcasting	3.1%
Chemicals	3.1%
Containers	2.9%
Banking	2.3%
Steel	2.1%
Gaming	2.0%
Super Retail	1.9%
Aerospace/Defense	1.6%
Food/Beverage/Tobacco	1.5%
Building Materials	1.2%
Paper	1.2%
Capital Goods	1.1%
Diversified Media	0.8%
Homebuilders/Real Estate	0.8%
Consumer Products	0.6%
Restaurants	0.6%
Environmental	0.5%
Transportation Excluding Air/Rail	0.5%
Leisure	0.4%
Insurance	0.3%
Airlines	0.2%
Cash & Equivalents*	(1.4)%
Total	100.0%

*  Represents cash, short-term securities and liabilities in excess of other assets.

Low Duration Fund

SECTOR ALLOCATION at December 31, 2017 (Unaudited)

Sector Allocation	% of Net Assets

Banking	24.0%
Diversified Financial Services	10.2%
Energy	6.5%
Telecommunications	5.3%
Technology	4.7%
Automotive & Auto Parts	4.7%
Super Retail	4.6%
Healthcare	4.3%
Food/Beverage/Tobacco	3.8%
Utilities	3.6%
Chemicals	3.3%
Homebuilders/Real Estate	2.9%
Capital Goods	2.6%
Cable/Satellite TV	2.6%
Steel	2.2%
Gaming	1.9%
Services	1.4%
Quasi & Foreign Government	1.1%
Transportation Excluding Air/Rail	1.0%
Railroads	1.0%
Metals/Mining	1.0%
Food & Drug Retail	1.0%
Leisure	0.7%
Diversified Media	0.5%
Insurance	0.4%
Paper	0.4%
Airlines	0.4%
Consumer Products	0.2%
Cash & Equivalents*	3.7%
Total	100.0%

*  Represents cash, short-term securities and other assets in excess of liabilities.

Credit Opportunities Fund

HISTORICAL PERFORMANCE – CLASS A

Value of $10,000 vs. ICE BofA Merrill Lynch Global
Corporate & High Yield Index (GI00)
(Unaudited)

Average Annual		Since	Ending
Returns for the year ended		Inception	Value
December 31, 2017	1 Year	(8/31/2016)	(12/31/2017)
Credit Opportunities Fund
(Class A) – without maximum load	4.35%	2.85%	$10,381
Credit Opportunities Fund
(Class A) – with maximum load	-0.12%	-0.44%	$ 9,514
ICE BofA Merrill Lynch Global
Corporate & High Yield Index (GI00)	5.65%	2.80%	$10,375

This chart illustrates the performance of a hypothetical $10,000 investment made on August 31, 2016, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for the index.

Credit Opportunities Fund

HISTORICAL PERFORMANCE – SUPRA INSTITUTIONAL CLASS

Value of $5,000,000 vs. ICE BofA Merrill Lynch Global
Corporate & High Yield Index (GI00)
(Unaudited)

Average Annual			Since	Ending
Returns for the year ended			Inception	Value
December 31, 2017	1 Year	3 Year	(1/3/2013)	(12/31/2017)
Credit Opportunities Fund
(Supra Institutional)	4.70%	4.15%	4.76%	$6,306,148
ICE BofA Merrill Lynch Global
Corporate & High
Yield Index (GI00)	5.65%	4.14%	4.14%	$6,122,135

This chart illustrates the performance of a hypothetical $5,000,000 investment made on January 3, 2013, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for the index.

Credit Opportunities Fund

HISTORICAL PERFORMANCE – INSTITUTIONAL CLASS

Value of $1,000,000 vs. ICE BofA Merrill Lynch Global
Corporate & High Yield Index (GI00)
(Unaudited)

Average Annual			Since	Ending
Returns for the year ended			Inception	Value
December 31, 2017	1 Year	3 Year	(10/15/2014)	(12/31/2017)
Credit Opportunities Fund
(Institutional)	4.73%	4.09%	3.86%	$1,129,269
ICE BofA Merrill Lynch Global
Corporate & High
Yield Index (GI00)	5.65%	4.14%	3.84%	$1,130,290

This chart illustrates the performance of a hypothetical $1,000,000 investment made on October 15, 2014, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for the index.

U.S. High Yield Fund

HISTORICAL PERFORMANCE – SUPRA INSTITUTIONAL CLASS

Value of $5,000,000 vs. ICE BofA Merrill Lynch BB-B U.S.
Cash Pay High Yield Constrained Index (JUC4)
(Unaudited)

Average Annual		Since	Ending
Returns for the year ended		Inception	Value
December 31, 2017	1 Year	(3/31/2016)	(12/31/2017)
U.S. High Yield Fund
(Supra Institutional)	6.30%	8.05%	$5,726,381
ICE BofA Merrill Lynch BB-B U.S. Cash
Pay High Yield Constrained Index (JUC4)	6.98%	10.42%	$5,949,158

This chart illustrates the performance of a hypothetical $5,000,000 investment made on March 31, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for the index.

U.S. High Yield Fund

HISTORICAL PERFORMANCE – INSTITUTIONAL CLASS

Value of $1,000,000 vs. ICE BofA Merrill Lynch BB-B U.S.
Cash Pay High Yield Constrained Index (JUC4)
(Unaudited)

	Since	Ending
Return for the period ended	Inception	Value
December 31, 2017	(3/27/2017)	(12/31/2017)
U.S. High Yield Fund (Institutional)	5.47%	$1,054,720
ICE BofA Merrill Lynch BB-B U.S. Cash
Pay High Yield Constrained Index (JUC4)	5.62%	$1,056,203

This chart illustrates the performance of a hypothetical $1,000,000 investment made on March 27, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for the index.

Low Duration Fund

HISTORICAL PERFORMANCE – SUPRA INSTITUTIONAL CLASS

Value of $5,000,000 vs. ICE BofA Merrill Lynch
1-3 Year U.S. Corporate & Government Index (B1A0)
(Unaudited)

Average Annual		Since	Ending
Returns for the year ended		Inception	Value
December 31, 2017	1 Year	(6/30/2016)	(12/31/2017)
Low Duration Fund – Supra Institutional	4.26%	3.63%	$5,275,035
ICE BofA Merrill Lynch 1-3 Year U.S.
Corporate & Government Index (B1A0)	0.86%	0.33%	$5,024,845

This chart illustrates the performance of a hypothetical $5,000,000 investment made on June 30, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for the index.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017

Principal
Amount†		Value
CORPORATE BONDS: 74.6%

Automotive & Auto Parts: 2.8%
	Adient Global
	Holdings Ltd.
EUR 350,000	3.500%, 8/15/24	$450,380
1,350,000	4.875%, 8/15/26[1]	1,393,875
	Fiat Chrysler
	Finance Europe S.A.
EUR 1,275,000	6.750%, 10/14/19	1,702,596
	IHO Verwaltungs
	GmbH
EUR 675,000	3.750% Cash or
	4.500% PIK,
	9/15/26	869,314
	Peugeot S.A.
EUR 1,125,000	2.000%, 3/23/24	1,378,688
	Schaeffler
	Finance B.V.
EUR 1,000,000	3.500%, 5/15/22	1,224,113
	Volkswagen
	International
	Finance NV
EUR 500,000	5.125%, 9/4/65[6]	694,318
EUR 900,000	3.875%, 6/14/66[6]	1,142,312
	ZF North America
	Capital, Inc.
708,000	4.500%, 4/29/22[1]	746,055
EUR 900,000	2.750%, 4/27/23	1,181,072
		10,782,723
Banking: 11.5%
	AK Finansal
	Kiralama A/S
615,000	4.125%, 4/17/18	616,317
	Akbank Turk A/S
1,100,000	6.500%, 3/9/18	1,108,154
	Alfa Bank AO Via
	Alfa Bond
	Issuance PLC
1,300,000	5.000%, 11/27/18	1,325,151
	Allied Irish
	Banks PLC
EUR 1,225,000	7.375%, 12/29/49[6]	1,664,003
	Banco Santander
	Mexico S.A.
3,129,000	4.125%, 11/9/22	3,226,781
	Bank of Ireland
EUR 1,350,000	7.375%, 6/18/66[6]
		1,820,007
	Bank of Ireland
	Group PLC
GBP 1,150,000	3.125%, 9/19/27[6]	1,553,444
	Bankia S.A.
EUR 1,400,000	4.000%, 5/22/24[6]	1,750,029
	Bankinter S.A.
EUR 900,000	2.500%, 4/6/27[6]	1,111,765
	CaixaBank S.A.
EUR 1,400,000	3.500%, 2/15/27[6]	1,781,232
EUR 1,200,000	2.750%, 7/14/28[6]	1,467,481
	Credit Suisse AG
EUR 1,175,000	5.750%, 9/18/25[6]	1,602,037
	Credit Suisse
	Group AG
825,000	7.500%, 12/29/49[6]	944,584
	Erste Group
	Bank AG
1,400,000	5.500%, 5/26/25[6]	1,473,500
	Global Bank Corp.
900,000	5.125%, 10/30/19	932,580
	Goldman Sachs
	Group, Inc.
3,850,000	2.160% (3 Month
	LIBOR USD
	+ 0.780%), 10/31/22[2]
		3,857,109
	Ibercaja Banco S.A.
EUR 1,300,000	5.000%, 7/28/25[6]	1,624,142
	ICBC Standard
	Bank PLC
2,445,000	8.125%, 12/2/19	2,690,600
	Intesa Sanpaolo SpA
EUR 1,500,000	6.625%, 9/13/23	2,262,618
	JPMorgan
	Chase & Co.
1,735,000	2.267% (3 Month
	LIBOR USD
	+ 0.900%), 4/25/23[2]
		1,755,773
	Nationwide
	Building Society
GBP 1,300,000	6.875%, 3/11/49[6]	1,843,725

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 74.6% (Continued)

Banking: 11.5% (Continued)
	Raiffeisen Bank
	International AG
EUR 800,000	4.500%, 2/21/25[2]	$1,037,267
	Royal Bank of
	Scotland
	Group PLC
EUR 1,500,000	3.625%, 3/25/24[2]	1,859,042
	UBS AG
EUR 2,000,000	4.750%, 2/12/26[6]	2,693,643
	UBS Group AG
EUR 675,000	5.750%, 2/19/67[6]	923,784
	Volksbank Wien AG
EUR 1,800,000	2.750%, 10/6/27[6]	2,148,880
		45,073,648
Broadcasting: 1.4%
	EW Scripps Co.
250,000	5.125%, 5/15/25[1]	249,375
	Lions Gate
	Entertainment Corp.
1,125,000	5.875%, 11/1/24[1]	1,193,906
	Netflix, Inc.
850,000	5.500%, 2/15/22	897,813
	Sirius XM
	Radio, Inc.
1,725,000	3.875%, 8/1/22[1]	1,737,937
1,375,000	5.000%, 8/1/27[1]	1,385,313
		5,464,344
Building Materials: 0.8%
	Cemex S.A.B. de CV
882,000	5.700%, 1/11/25	932,715
	Jeld-Wen, Inc.
125,000	4.625%, 12/15/25[1]	126,250
125,000	4.875%, 12/15/27[1]	126,562
	Standard
	Industries, Inc.
1,725,000	5.500%, 2/15/23[1]	1,802,625
		2,988,152
Cable/Satellite TV: 2.1%
	Altice Finco S.A.
EUR 1,275,000	9.000%, 6/15/23	1,625,608
EUR 1,100,000	4.750%, 1/15/28	1,262,524
	CCO Holdings LLC /
	CCO Holdings
	Capital Corp.
1,250,000	5.125%, 5/1/23[1]	1,278,125
	Charter
	Communications
	Operating LLC /
	Charter
	Communications
	Operating Capital
1,360,000	4.908%, 7/23/25	1,448,155
	Midcontinent
	Communications /
	Midcontinent
	Finance Corp.
1,775,000	6.875%, 8/15/23[1]	1,892,594
	Ziggo Bond Co. B.V.
EUR 450,000	7.125%, 5/15/24	594,790
		8,101,796
Capital Goods: 0.6%
	Hutchison
	Whampoa Europe
	Finance 13 Ltd.
EUR 630,000	3.750%, 5/10/66[6]	766,335
	NEW Areva
	Holding S.A.
EUR 1,400,000	3.250%, 9/4/20	1,773,144
		2,539,479
Chemicals: 1.5%
	Blue Cube
	Spinco, Inc.
425,000	9.750%, 10/15/23	503,625
	Phosagro OAO Via
	Phosagro Bond
	Funding DAC
925,000	4.204%, 2/13/18	926,649
1,368,000	3.950%, 11/3/21	1,380,812
	PQ Corp.
1,350,000	6.750%, 11/15/22[1]	1,446,188
	Solvay Finance S.A.
EUR 975,000	5.869%, 6/29/49[6]	1,407,850
		5,665,124

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 74.6% (Continued)

Consumer Products: 1.4%
	First Quality
	Finance Co., Inc.
1,375,000	5.000%, 7/1/25[1]	$1,405,937
	Newell Brands, Inc.
2,530,000	3.850%, 4/1/23	2,620,956
	Spectrum
	Brands, Inc.
1,250,000	6.625%, 11/15/22	1,296,875
		5,323,768
Containers: 0.4%
	Reynolds Group
	Issuer, Inc. /
	Reynolds Group
	Issuer LLC
1,550,572	5.750%, 10/15/20	1,575,769

Diversified Financial Services: 2.8%
	AerCap Ireland
	Capital DAC /
	AerCap Global
	Aviation Trust
860,000	5.000%, 10/1/21	917,532
2,415,000	3.950%, 2/1/22	2,491,302
	DAE Funding LLC
1,325,000	5.000%, 8/1/24[1]	1,311,750
	Fly Leasing Ltd.
500,000	5.250%, 10/15/24	501,250
	Garfunkelux
	Holdco 3 S.A.
GBP 1,200,000	8.500%, 11/1/22	1,701,185
	Ladder Capital
	Finance Holdings
	LLLP / Ladder
	Capital Finance Corp.
500,000	5.250%, 3/15/22[1]	516,875
375,000	5.250%, 10/1/25[1]	374,063
	LHC3 PLC
EUR 875,000	4.125% Cash or
	4.875% PIK,
	8/15/24	1,075,850
	Lincoln Finance Ltd.
EUR 1,775,000	6.875%, 4/15/21	2,240,154
		11,129,961
Diversified Media: 1.6%
	Belo Corp.
1,050,000	7.250%, 9/15/27	1,176,000
	Clear Channel
	Worldwide
	Holdings, Inc.
700,000	6.500%, 11/15/22	708,750
	Lamar Media Corp.
1,550,000	5.375%, 1/15/24	1,627,500
	Match Group, Inc.
375,000	6.375%, 6/1/24	407,812
	Outfront Media
	Capital LLC /
	Outfront Media
	Capital Corp.
750,000	5.625%, 2/15/24	795,937
75,000	5.875%, 3/15/25	79,594
	TEGNA, Inc.
750,000	5.125%, 7/15/20	768,750
	Videotron Ltd.
675,000	5.125%, 4/15/27[1]	707,063
		6,271,406
Energy: 12.6%
	Andeavor
	Logistics LP /
	Tesoro Logistics
	Finance Corp.
1,575,000	6.375%, 5/1/24	1,710,844
1,625,000	4.250%, 12/1/27	1,642,175
1,100,000	5.200%, 12/1/47	1,151,648
	Cheniere Corpus
	Christi
	Holdings LLC
825,000	5.875%, 3/31/25	895,641
	CrownRock LP /
	CrownRock
	Finance, Inc.
425,000	5.625%, 10/15/25[1]	428,187
	Delek & Avner
	Tamar Bond Ltd.
1,620,000	3.839%, 12/30/18[1]	1,624,933
	Devon Energy Corp.
775,000	5.850%, 12/15/25	906,380

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 74.6% (Continued)

Energy: 12.6% (Continued)
	Endeavor Energy
	Resources LP /
	EER Finance, Inc.
175,000	5.500%, 1/30/26[1]	$178,500
175,000	5.750%, 1/30/28[1]	180,381
	Energy Transfer
	Equity LP
1,450,000	4.250%, 3/15/23	1,442,750
	Gazprom OAO Via
	Gaz Capital S.A.
3,685,000	3.375%, 11/30/18	3,895,069
1,350,000	9.250%, 4/23/19	1,458,791
1,000,000	5.999%, 1/23/21	1,076,110
	Gulf South
	Pipeline Co. LP
1,340,000	4.000%, 6/15/22	1,377,521
	Lukoil International
	Finance B.V.
1,620,000	6.125%, 11/9/20	1,750,370
	Newfield
	Exploration Co.
1,000,000	5.375%, 1/1/26	1,062,500
	Parsley Energy
	LLC / Parsley
	Finance Corp.
325,000	5.625%, 10/15/27[1]	333,125
	Pertamina Persero PT
750,000	5.250%, 5/23/21	805,393
	Petrobras Global
	Finance B.V.
1,650,000	5.750%, 1/20/20	1,723,689
1,070,000	7.375%, 1/17/27	1,180,210
1,800,000	6.875%, 1/20/40	1,824,750
	Petroleos Mexicanos
416,000	4.875%, 1/24/22	434,616
630,000	4.875%, 1/24/22	658,192
1,600,000	5.186% (3 Month
	LIBOR USD
	+ 3.650%), 3/11/22[2]	1,760,789
EUR 685,000	3.750%, 2/21/24	892,891
765,000	6.875%, 8/4/26	869,231
	Plains All American
	Pipeline LP / PAA
	Finance Corp.
1,130,000	2.600%, 12/15/19
		1,124,107
	Sabine Pass
	Liquefaction LLC
1,300,000	5.625%, 4/15/23	1,429,270
2,275,000	5.000%, 3/15/27	2,442,978
1,050,000	4.200%, 3/15/28	1,064,475
	Sinopec Group
	Overseas
	Development
	2016 Ltd.
2,075,000	2.750%, 5/3/21	2,069,952
	Southern Star
	Central Corp.
4,325,000	5.125%, 7/15/22[1]	4,498,000
	Sunoco Logistics
	Partners
	Operations LP
1,825,000	4.000%, 10/1/27	1,793,078
900,000	5.400%, 10/1/47	909,411
	Tengizchevroil
	Finance Co.
	International Ltd.
775,000	4.000%, 8/15/26	779,456
	Tupras Turkiye Petrol
	Rafinerileri A/S
1,850,000	4.500%, 10/18/24	1,831,844
		49,207,257
Environmental: 0.1%
	GFL
	Environmental, Inc.
422,000	5.625%, 5/1/22[1]	439,935

Food & Drug Retail: 0.9%
	Tesco PLC
GBP 975,000	6.125%, 2/24/22	1,521,274
	Tesco Property
	Finance 3 PLC
GBP 1,170,343	5.744%, 4/13/40	1,879,571
		3,400,845

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 74.6% (Continued)

Food/Beverage/Tobacco: 3.6%
	Anheuser-Busch
	InBev Finance, Inc.
850,000	4.900%, 2/1/46	$989,088
	Coca-Cola
	Icecek A/S
555,000	4.215%, 9/19/24	564,824
	Constellation
	Brands, Inc.
1,200,000	4.250%, 5/1/23	1,270,946
2,425,000	4.750%, 11/15/24	2,661,242
2,008,000	4.500%, 5/9/47	2,211,744
	Grupo Bimbo
	S.A.B. de CV
3,430,000	3.875%, 6/27/24	3,547,502
	Minerva
	Luxembourg S.A.
475,000	6.500%, 9/20/26	489,844
	Pilgrim’s Pride Corp.
525,000	5.875%, 9/30/27[1]	542,062
	Post Holdings, Inc.
1,800,000	5.750%, 3/1/27[1]	1,836,000
		14,113,252
Healthcare: 3.0%
	Avantor, Inc.
650,000	6.000%, 10/1/24[1]	649,187
	Becton Dickinson
	and Co.
1,375,000	2.894%, 6/6/22	1,367,808
	Centene Corp.
1,500,000	6.125%, 2/15/24	1,590,000
	HCA Healthcare, Inc.
1,000,000	6.250%, 2/15/21	1,062,500
	Hill-Rom
	Holdings, Inc.
750,000	5.750%, 9/1/23[1]	788,437
	Molina
	Healthcare, Inc.
900,000	5.375%, 11/15/22	942,750
	MPH Acquisition
	Holdings LLC
1,175,000	7.125%, 6/1/24[1]	1,254,313
	MPT Operating
	Partnership
	LP / MPT
	Finance Corp.
EUR 1,325,000	4.000%, 8/19/22	1,763,431
	Teva
	Pharmaceutical
	Finance
	Netherlands
	III B.V.
2,225,000	1.700%, 7/19/19	2,162,615
		11,581,041
Homebuilders/Real Estate: 2.9%
	ATF
	Netherlands B.V.
EUR 1,900,000	3.750%, 1/20/66[6]	2,434,728
	CPI Property
	Group S.A.
EUR 525,000	2.125%, 10/4/24	632,350
	DEMIRE Deutsche
	Mittelstand Real
	Estate AG
EUR 1,150,000	2.875%, 7/15/22	1,413,684
	Immobiliare Grande
	Distribuzione
	SIIQ SpA
EUR 629,000	2.500%, 5/31/21	796,780
	Kennedy Wilson
	Europe Real
	Estate PLC
EUR 2,200,000	3.250%, 11/12/25	2,747,329
	NE Property
	Cooperatief UA
EUR 1,685,000	1.750%, 11/23/24	1,975,346
	RESIDOMO Sro
EUR 825,000	3.375%, 10/15/24	1,012,621
	SATO Oyj
EUR 392,000	2.375%, 3/24/21	495,318
		11,508,156

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 74.6% (Continued)

Insurance: 0.4%
	Fukoku Mutual
	Life Insurance Co.
1,120,000	6.500% (3 Month
	LIBOR USD
	+ 4.370%), 9/19/49[2]
		$1,260,000
	Radian Group, Inc.
350,000	4.500%, 10/1/24	359,450
		1,619,450
Metals/Mining: 2.9%
	Corp. Nacional del
	Cobre de Chile
1,065,000	3.625%, 8/1/27	1,068,823
1,065,000	4.500%, 8/1/47	1,148,485
	First Quantum
	Minerals Ltd.
1,950,000	7.000%, 2/15/21[1]	2,028,000
	Freeport-
	McMoRan, Inc.
500,000	3.100%, 3/15/20	498,750
	Hudbay
	Minerals, Inc.
900,000	7.250%, 1/15/23[1]	958,500
	Nexa Resources S.A.
600,000	5.375%, 5/4/27	637,500
	Vale Overseas Ltd.
1,100,000	5.875%, 6/10/21	1,200,650
1,750,000	5.875%, 6/10/21	1,910,125
	Vedanta
	Resources PLC
600,000	6.375%, 7/30/22	627,780
	Votorantim S.A.
1,123,000	6.625%, 9/25/19	1,191,784
		11,270,397
Paper: 0.3%
	Inversiones
	CMPC S.A.
1,049,000	4.375%, 5/15/23	1,101,115

Restaurants: 0.2%
	New Red
	Finance, Inc.
750,000	5.000%, 10/15/25[1]	759,375

Services: 1.0%
	H&E Equipment
	Services, Inc.
1,325,000	5.625%, 9/1/25[1]	1,387,937
	Iron Mountain, Inc.
1,400,000	5.250%, 3/15/28[1]	1,400,000
	Mobile Mini, Inc.
400,000	5.875%, 7/1/24	421,000
	Nassa Topco AS
EUR 525,000	2.875%, 4/6/24	641,171
		3,850,108
Steel: 0.9%
	Gerdau Trade, Inc.
1,880,000	4.875%, 10/24/27	1,872,950
	Severstal OAO Via
	Steel Capital S.A.
1,200,000	3.850%, 8/27/21	1,221,300
	TMK OAO Via
	TMK Capital S.A.
500,000	6.750%, 4/3/20	527,975
		3,622,225
Super Retail: 1.9%
	Amazon.com, Inc.
3,750,000	2.400%, 2/22/23[1]	3,715,520
	Dollar Tree, Inc.
900,000	5.750%, 3/1/23	944,437
	Hanesbrands Finance
	Luxembourg SCA
EUR 625,000	3.500%, 6/15/24	811,996
	The Home
	Depot, Inc.
1,825,000	3.900%, 6/15/47	1,929,741
		7,401,694
Technology: 3.2%
	Entegris, Inc.
500,000	4.625%, 2/10/26[1]	510,000
	Equinix, Inc.
EUR 1,575,000	2.875%, 2/1/26	1,893,018
	Lenovo Group Ltd.
2,325,000	4.700%, 5/8/19	2,370,319
	NXP B.V. / NXP
	Funding LLC
7,025,000	3.875%, 9/1/22[1]	7,121,594

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 74.6% (Continued)

Technology: 3.2% (Continued)
	VeriSign, Inc.
400,000	4.750%, 7/15/27	$411,000
		12,305,931
Telecommunications: 8.5%
	America Movil
	S.A.B. de CV
2,230,000	3.125%, 7/16/22	2,261,317
	Arqiva Broadcast
	Finance PLC
GBP 1,300,000	9.500%, 3/31/20	1,834,175
	AT&T, Inc.
1,375,000	2.850%, 2/14/23	1,382,061
1,850,000	3.400%, 8/14/24	1,862,174
	Bulgarian
	Telecommunications
	Co. EAD
EUR 375,000	6.625%, 11/15/18	451,859
	Crown Castle
	International Corp.
2,950,000	3.200%, 9/1/24	2,923,757
	GCI, Inc.
1,975,000	6.750%, 6/1/21	2,012,031
	Intelsat Jackson
	Holdings S.A.
675,000	8.000%, 2/15/24[1]	712,125
	Orange S.A.
GBP 1,000,000	5.875%, 12/29/49[6]	1,512,577
	SBA
	Communications
	Corp.
1,750,000	4.875%, 7/15/22	1,802,500
475,000	4.000%, 10/1/22[1]	477,969
	SES S.A.
EUR 1,975,000	4.625%, 1/2/66[6]	2,544,749
	SoftBank
	Group Corp.
1,750,000	4.500%, 4/15/20[1]	1,792,052
	Telefonica
	Europe B.V.
GBP 700,000	6.750%, 11/26/50[6]	1,048,464
EUR 1,000,000	2.625%, 6/7/67[6]	1,195,473
	Telesat Canada /
	Telesat LLC
1,150,000	8.875%, 11/15/24[1]
		1,290,875
	T-Mobile USA, Inc.
1,500,000	6.836%, 4/28/23	1,575,000
1,475,000	6.500%, 1/15/26	1,613,281
	Verizon
	Communications,
	Inc.
2,175,000	4.500%, 8/10/33	2,287,638
	Wind Tre SpA
EUR 700,000	2.625%, 1/20/23	824,329
EUR 1,560,000	2.750% (3 Month
	EURIBOR
	+ 2.750%), 1/20/24[2]
		1,843,890
		33,248,296
Transportation Excluding Air/Rail: 1.3%
	HPHT Finance
	15 Ltd.
1,350,000	2.875%, 3/17/20	1,351,962
	HPHT Finance
	17 Ltd.
2,935,000	2.750%, 9/11/22	2,863,562
	XPO Logistics, Inc.
975,000	6.125%, 9/1/23[1]	1,034,719
		5,250,243
Utilities: 4.0%
	Enel SpA
GBP 1,750,000	7.750%, 9/10/75[6]	2,728,005
	Indiantown
	Cogeneration LP
553,663	9.770%, 12/15/20	590,618
	Israel Electric
	Corp. Ltd.
1,950,000	5.625%, 6/21/18	1,979,250
770,000	9.375%, 1/28/20	866,658
	Orsted A/S
EUR 340,000	2.250%, 11/24/17[6]	414,777
	PPL Capital
	Funding, Inc.
1,550,000	3.400%, 6/1/23	1,583,159

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 74.6% (Continued)

Utilities: 4.0% (Continued)
	RWE AG
GBP 1,400,000	7.000%, 3/20/49[6]	$1,998,090
	State Grid Overseas
	Investment
	2016 Ltd.
1,390,000	2.750%, 5/4/22	1,379,172
	TenneT
	Holding B.V.
EUR 325,000	2.995%, 6/1/67[6]	407,010
	TerraForm Power
	Operating LLC
925,000	5.000%, 1/31/28[1]	916,906
	Transportadora
	de Gas
	Internacional S.A.
2,700,000	5.700%, 3/20/22	2,775,600
		15,639,245
TOTAL CORPORATE BONDS
(Cost $285,554,188)		291,234,735

CONVERTIBLE BONDS: 0.2%

Banking: 0.2%
	de Volksbank NV
EUR 600,000	3.750% (5 Year
	Swap Rate EUR
	+ 3.650%), 11/5/25[2]
		780,682
TOTAL CONVERTIBLE BONDS
(Cost $729,814)		780,682

U.S. GOVERNMENT NOTES/BONDS: 1.9%

Sovereign: 1.9%
	United States
	Treasury
	Note/Bond
7,550,000	2.750%, 11/15/47	7,563,566
TOTAL U.S. GOVERNMENT
NOTES/BONDS
(Cost $7,491,368)		7,563,566

BANK LOANS: 17.4%

Automotive & Auto Parts: 1.2%
	Dragon Merger
	Sub LLC
EUR 570,000	4.500% (3 Month
	EURIBOR
	+ 4.500%), 7/24/24[2,3]
		692,177
EUR 1,425,000	4.500% (3 Month
	EURIBOR
	+ 4.500%), 7/12/24[2,3]
		1,730,444
	Gates Global LLC
EUR 1,985,025	3.250% (3 Month
	EURIBOR
	+ 3.250%), 3/31/24[2,3]
		2,394,134
		4,816,755
Broadcasting: 0.2%
	Lions Gate
	Entertainment Corp.
264,974	3.682% (1 Month
	LIBOR + 2.250%),
	12/8/23[2,3]	265,802
	Mission
	Broadcasting, Inc.
60,392	4.068% (1 Month
	LIBOR + 2.500%),
	1/17/24[2,3]	60,635
	Nexstar
	Broadcasting, Inc.
494,003	4.068% (1 Month
	LIBOR + 2.500%),
	1/17/24[2,3]	495,987
		822,424
Building Materials: 0.3%
	HD Supply, Inc.
1,237,523	4.193% (3 Month
	LIBOR + 2.500%),
	10/17/23[2,3]	1,248,865

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
BANK LOANS: 17.4% (Continued)

Cable/Satellite TV: 1.3%
Cogeco
Communications
USA II LP
2,650,000	3.674%, 8/9/24[2,3,4,5]
$2,646,900
Midcontinent
Communications
1,311,750	3.682% (1 Month
LIBOR + 2.250%),
	12/31/23[2,3]	1,321,181
Ziggo Secured
Finance B.V.
1,025,000	3.977% (1 Month
LIBOR + 2.500%),
	4/15/25[2,3]	1,018,168
4,986,249
Capital Goods: 0.6%
CTC AcquiCo GmbH
EUR 1,000,000	3.000%, 11/29/24[2,3,4,5]
1,204,754
SGB-SMIT
Management GmbH
EUR 1,000,000	4.000% (6 Month
EURIBOR
+ 4.000%), 7/18/24[2,3]
1,173,492
2,378,246
Chemicals: 0.6%
ColourOZ Investment
1 GmbH
EUR 1,000,000	3.750%, 9/7/21[2,3,4,5]
1,062,362
EUR 195,005	3.750%, 9/7/21[2,3,4,5]
207,166
EUR 210,940	3.750%, 9/7/21[2,3,4,5]
224,095
EUR 594,055	3.750%, 9/7/21[2,3,4,5]
631,101
2,124,724
Containers: 1.3%
Exopack Holdings S.A.
EUR 1,795,043	5.000% (3 Month
EURIBOR
+ 4.000%), 6/24/22[2,3]
2,150,416
Reynolds Group
Holdings, Inc.
493,763	4.319% (1 Month
LIBOR + 2.750%),
	2/3/23[2,3]	496,651
Verallia Group
EUR 1,854,545	2.750% (6 Month
EURIBOR
+ 2.750%), 10/29/22[2,3]
2,222,500
4,869,567
Diversified Financial Services: 0.5%
Park Resorts
GBP 1,350,000	4.746% (1 Month
PIBOR + 4.250%),
	2/9/24[2,3]	1,813,585

Diversified Media: 0.5%
Canyon Valor
Companies, Inc.
EUR 1,586,932	4.250% (1 Month
EURIBOR
+ 4.250%), 6/16/23[2,3]
1,935,016
Energy: 0.3%
Intervias Finco Ltd.
EUR 1,000,000	4.000% (3 Month
EURIBOR
+ 4.000%), 1/31/23[2,3]
1,207,507

Food/Beverage/Tobacco: 1.7%
Chobani LLC
1,089,021	5.069% (1 Month
LIBOR + 3.500%),
	10/9/23[2,3]	1,099,453

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount		Value
BANK LOANS: 17.4% (Continued)

Food/Beverage/Tobacco: 1.7% (Continued)
	L1R HB
	Finance Ltd.
GBP 1,376,209	5.767% (1 Month
	LIBOR + 5.250%),
	8/30/24[2,3]	$1,831,811
	Pinnacle Foods
	Finance LLC
1,911,195	3.372% (1 Month
	LIBOR + 2.000%),
	2/2/24[2,3]	1,926,055
	Post Holdings, Inc.
597,000	3.820% (1 Month
	LIBOR + 2.250%),
	5/24/24[2,3]	599,880
	Refresco
	Group B.V.
EUR 1,000,000	2.750%,
	9/26/24[2,3,4,5]	1,202,738
		6,659,937
Healthcare: 1.9%
	Avantor, Inc.
3,500,000	5.511% (3 Month
	LIBOR + 4.000%),
	11/21/24[2,3]	3,520,790
	Envision
	Healthcare Corp.
767,250	4.570% (1 Month
	LIBOR + 3.000%),
	12/1/23[2,3]	770,285
	ExamWorks
	Group, Inc.
562,889	4.819% (1 Month
	LIBOR + 3.250%),
	7/27/23[2,3]	567,347
	Grifols Worldwide
	Operations
	USA, Inc.
2,506,063	3.739% (1 Week
	LIBOR + 2.250%),
	1/31/25[2,3]	2,513,455
		7,371,877
Homebuilders/Real Estate: 0.3%
	Apleona GmbH
EUR 1,000,000	4.500%,
	8/31/23[2,3,4,5]	1,211,953

Leisure: 0.6%
	Dorna Sports S.L.
EUR 2,000,000	3.000% (7 Month
	EURIBOR
	+ 3.000%),
	4/12/24[2,3]	2,405,416
Paper: 0.4%
	Nordic Packaging
	& Container Holding
EUR 1,212,121	5.000% (3 Month
	EURIBOR
	+ 5.000%),
	11/16/23[2,3]	1,467,449
Services: 1.8%
	Change Healthcare
	Holdings, Inc.
1,463,938	4.319% (1 Month
	LIBOR + 2.750%),
	3/1/24[2,3]	1,468,242
	Evergood 4 ApS
EUR 1,006,369	3.250%,
	11/29/24[2,3,4,5]	1,212,772
	Techem
EUR 1,507,937	3.000% (3 Month
	EURIBOR
	+ 3.000%),
	10/2/24[2,3]	1,813,435
	Verisure Holding AB
EUR 2,000,000	3.000% (3 Month
	EURIBOR
	+ 3.000%),
	10/21/22[2,3]	2,389,878
		6,884,327
Super Retail: 0.6%
	BJ’s Wholesale
	Club, Inc.
2,537,250	4.953% (1 Month
	LIBOR
	+ 3.500%),
	2/2/24[2,3]	2,499,990

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
BANK LOANS: 17.4% (Continued)

Technology: 1.7%
	Assystem
EUR 1,000,000	4.750%, 7/12/24[2,3,4,5]
		$1,193,847
	Avaloq Group AG
EUR 1,000,000	4.250%, 5/31/24[2,3,4,5]
		1,205,846
	Digicert
	Holdings, Inc.
550,000	6.130%, 10/31/24[2,3,4,5]
		557,733
	ION Trading
	Technologies
	S.A.R.L.
EUR 1,058,824	3.750%, 11/30/24[2,3,4,5]
		1,277,413
	PI UK Holdco II Ltd.
675,000	4.981%, 12/2/24[2,3,4,5]
		675,635
	Quest Software
	US Holdings, Inc.
1,648,130	6.919% (3 Month
	LIBOR + 5.500%),
	10/31/22[2,3]	1,677,409
		6,587,883
Telecommunications: 1.4%
	Eircom Holdings
	(Ireland) Ltd.
EUR 2,500,000	3.250% (1 Month
	EURIBOR
	+ 3.250%), 4/19/24[2,3]
		3,002,436
	Sprint
	Communications,
	Inc.
2,481,250	4.125% (1 Month
	LIBOR + 2.500%),
	2/2/24[2,3]	2,483,421
		5,485,8570
Utilities: 0.2%
	Dayton Power &
	Light Co.
668,250	4.820% (1 Month
	LIBOR + 3.250%),
	8/22/22[2,3]	672,430
	Exgen Renewables
	IV LLC
250,000	4.468% (3 Month
	LIBOR + 3.000%),
	11/29/24[2,3]	253,125
		925,555
TOTAL BANK LOANS
(Cost $66,414,992)		67,703,182

SHORT-TERM INVESTMENTS: 2.5%
	United States
	Treasury Bills
7,800,000	1.296%, 3/15/18[7]	7,779,876
2,000,000	1.314%, 3/22/18[7]	1,994,075
		9,773,951
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,774,026)		9,773,951
TOTAL INVESTMENTS
IN SECURITIES: 96.6%
(Cost $369,963,867)		377,056,116
Other Assets in Excess
of Liabilities: 3.4%		13,428,323
TOTAL NET ASSETS: 100.0%		$390,484,439

†  In U.S. dollars unless otherwise indicated.
EUR – Euro
GBP – Great Britain Pound
PIK – Payment-in-Kind – represents the security may pay interest in additional Par.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At December 31, 2017, the value of these securities amounted to $54,553,125 or 14.0% of net assets.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

[2]	Variable rate security; rate shown is the rate in effect on December 31, 2017. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Fixed-to-variable bond; rate shown is the rate in effect on December 31, 2017.
[7]	Rate represents the yield to maturity from the purchase price.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2017

The Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

			U.S. Dollar		U.S. Dollar
			Value at		Value at	Unrealized
Settlement	Currency to		December 31,	Currency to	December 31,	Appreciation
Date	be Delivered		2017	be Received	2017	(Depreciation)
3/19/18	CHF	3,900,000	$4,025,619	$3,939,142	$3,969,142	$(56,477)
3/19/18	EUR	91,000,000	109,718,309	108,007,900	108,007,900	(1,710,409)
3/19/18	GBP	17,000,000	23,014,181	22,819,270	22,819,270	(194,911)
			$136,758,109	$134,766,312	$134,796,312	$(1,961,797)
CHF – Swiss Franc

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2017

Principal
Amount		Value
CORPORATE BONDS: 94.7%

Aerospace/Defense: 1.6%
	Bombardier, Inc.
$50,000	8.750%, 12/1/21[1]
		$55,125
25,000	7.500%, 12/1/24[1]	25,438
50,000	7.500%, 3/15/25[1]	50,640
	Leonardo US
	Holdings, Inc.
100,000	7.375%, 7/15/39[1]	126,500
	TransDigm, Inc.
100,000	6.500%, 7/15/24	102,750
		360,453
Airlines: 0.2%
	American Airlines
	Group, Inc.
50,000	5.500%, 10/1/19[1]	51,625

Automotive & Auto Parts: 3.3%
	Adient Global
	Holdings Ltd.
200,000	4.875%, 8/15/26[1]	206,500
	American Axle &
	Manufacturing, Inc.
25,000	6.625%, 10/15/22	25,969
	Cooper-Standard
	Automotive, Inc.
100,000	5.625%, 11/15/26[1]	103,500
	Dana Financing
	Luxembourg Sarl
100,000	6.500%, 6/1/26[1]	108,625
	Gates Global LLC /
	Gates Global Co.
125,000	6.000%, 7/15/22[1]	128,437
	Meritor, Inc.
125,000	6.250%, 2/15/24	132,188
	TI Group
	Automotive
	Systems LLC
12,000	8.750%, 7/15/23[1]	12,930
		718,149
Banking: 2.3%
	Ally Financial, Inc.
75,000	8.000%, 11/1/31	97,875
	Intesa Sanpaolo SpA
200,000	5.017%, 6/26/24[1]	205,066
	UniCredit SpA
200,000	5.861%, 6/19/32[1,2]
		213,502
		516,443
Broadcasting: 3.1%
	AMC Networks, Inc.
25,000	4.750%, 8/1/25	24,844
	Gray Television, Inc.
75,000	5.875%, 7/15/26[1]	77,062
	Lions Gate
	Entertainment Corp.
50,000	5.875%, 11/1/24[1]	53,062
	Netflix, Inc.
100,000	5.500%, 2/15/22	105,625
25,000	4.875%, 4/15/28[1]	24,531
	Nexstar
	Broadcasting, Inc.
125,000	5.625%, 8/1/24[1]	129,375
	Sinclair Television
	Group, Inc.
25,000	5.625%, 8/1/24[1]	25,844
25,000	5.875%, 3/15/26[1]	26,094
	Sirius XM Radio, Inc.
150,000	6.000%, 7/15/24[1]	159,000
	Tribune Media Co.
50,000	5.875%, 7/15/22	51,625
		677,062
Building Materials: 1.2%
	Jeld-Wen, Inc.
25,000	4.625%, 12/15/25[1]	25,250
	RSI Home
	Products, Inc.
50,000	6.500%, 3/15/23[1]	52,625
	Standard
	Industries, Inc.
175,000	5.375%, 11/15/24[1]	183,803
		261,678
Cable/Satellite TV: 9.2%
	Altice Financing S.A.
200,000	6.625%, 2/15/23[1]	209,920
200,000	7.500%, 5/15/26[1]	213,500

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 94.7% (Continued)

Cable/Satellite TV: 9.2% (Continued)
	Block
	Communications, Inc.
$75,000	6.875%, 2/15/25[1]
		$78,937
	CCO Holdings LLC /
	CCO Holdings
	Capital Corp.
125,000	5.125%, 2/15/23	128,125
150,000	5.500%, 5/1/26[1]	154,125
25,000	5.875%, 5/1/27[1]	25,812
	CSC Holdings LLC
400,000	10.875%, 10/15/25[1]	477,000
	DISH DBS Corp.
50,000	7.875%, 9/1/19	53,625
125,000	5.875%, 11/15/24	122,187
	Mediacom Broadband
	LLC / Mediacom
	Broadband Corp.
75,000	6.375%, 4/1/23	77,438
	Midcontinent
	Communications /
	Midcontinent
	Finance Corp.
150,000	6.875%, 8/15/23[1]	159,938
	Radiate Holdco LLC /
	Radiate Finance, Inc.
50,000	6.625%, 2/15/25[1]	47,375
	SFR Group S.A.
275,000	6.250%, 5/15/24[1]	276,719
		2,024,701
Capital Goods: 1.1%
	ATS Automation
	Tooling Systems, Inc.
50,000	6.500%, 6/15/23[1]	52,500
	BCD Acquisition, Inc.
50,000	9.625%, 9/15/23[1]	55,250
	Cloud Crane LLC
50,000	10.125%, 8/1/24[1]	56,500
	Park-Ohio
	Industries, Inc.
75,000	6.625%, 4/15/27	81,187
		245,437
Chemicals: 3.1%
	CF Industries, Inc.
75,000	4.950%, 6/1/43	71,250
	Chemours Co.
25,000	6.625%, 5/15/23	26,562
100,000	7.000%, 5/15/25	109,000
	Consolidated Energy
	Finance S.A.
150,000	6.875%, 6/15/25[1]	159,375
	Cornerstone
	Chemical Co.
50,000	6.750%, 8/15/24[1]	50,000
	CVR Partners LP /
	CVR Nitrogen
	Finance Corp.
100,000	9.250%, 6/15/23[1]	108,000
	NOVA
	Chemicals Corp.
50,000	5.250%, 8/1/23[1]	51,625
50,000	5.250%, 6/1/27[1]	50,000
	PQ Corp.
50,000	6.750%, 11/15/22[1]
		53,563
		679,375
Consumer Products: 0.6%
	American
	Greetings Corp.
50,000	7.875%, 2/15/25[1]	54,250
	Kronos Acquisition
	Holdings, Inc.
75,000	9.000%, 8/15/23[1]
		70,312
		124,562
Containers: 2.9%
	Ardagh Packaging
	Finance PLC /
	Ardagh Holdings
	USA, Inc.
200,000	7.250%, 5/15/24[1]	218,500
	BWAY Holding Co.
50,000	5.500%, 4/15/24[1]	52,125
150,000	7.250%, 4/15/25[1]	155,250

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 94.7% (Continued)

Containers: 2.9% (Continued)
	Crown Americas
	LLC / Crown
	Americas Capital
	Corp. IV
$100,000	4.500%, 1/15/23	$101,750
	Sealed Air Corp.
100,000	6.875%, 7/15/33[1]	116,750
		644,375
Diversified Financial Services: 4.7%
	Alliance Data
	Systems Corp.
125,000	5.375%, 8/1/221	126,562
	DAE Funding LLC
125,000	5.000%, 8/1/24[1]	123,750
	Fly Leasing Ltd.
200,000	6.375%, 10/15/2[1]	209,000
	Icahn Enterprises LP /
	Icahn Enterprises
	Finance Corp.
50,000	6.250%, 2/1/22	51,250
50,000	6.750%, 2/1/24	51,563
75,000	6.375%, 12/15/25[1]	75,195
	Ladder Capital
	Finance Holdings
	LLLP / Ladder
	Capital Finance Corp.
100,000	5.250%, 3/15/22[1]	103,375
50,000	5.250%, 10/1/25[1]	49,875
	LPL Holdings, Inc.
50,000	5.750%, 9/15/25[1]	51,000
	Park Aerospace
	Holdings Ltd.
25,000	5.500%, 2/15/24[1]	24,875
	Springleaf
	Finance Corp.
75,000	7.750%, 10/1/21	82,781
75,000	5.625%, 3/15/23	75,259
		1,024,485
Diversified Media: 0.8%
	Belo Corp.
25,000	7.750%, 6/1/27	28,250
	Cable One, Inc.
25,000	5.750%, 6/15/22[1]
		25,875
	Clear Channel
	Worldwide
	Holdings, Inc.
50,000	6.500%, 11/15/22	51,000
	Match Group, Inc.
25,000	5.000%, 12/15/27[1]	25,438
	Outfront Media
	Capital LLC /
	Outfront Media
	Capital Corp.
50,000	5.875%, 3/15/25	53,062
		183,625
Energy: 12.9%
	AmeriGas Partners
	LP / AmeriGas
	Finance Corp.
75,000	5.875%, 8/20/26	77,625
	Andeavor Logistics
	LP / Tesoro Logistics
	Finance Corp.
25,000	5.200%, 12/1/47	26,174
	Antero
	Resources Corp.
75,000	5.125%, 12/1/22	76,875
	Archrock Partners
	LP / Archrock
	Partners Finance
	Corp.
100,000	6.000%, 4/1/21	100,500
	Baytex Energy Corp.
50,000	5.125%, 6/1/21[1]	47,875
	Callon Petroleum Co.
50,000	6.125%, 10/1/24	51,750
	Carrizo Oil &
	Gas, Inc.
75,000	6.250%, 4/15/23	78,187
	Cheniere Corpus Christi
	Holdings LLC
25,000	5.875%, 3/31/25	27,141
50,000	5.125%, 6/30/27	51,845

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 94.7% (Continued)

Energy: 12.9% (Continued)
	Chesapeake
	Energy Corp.
$75,000	8.000%, 1/15/25[1]
		$75,937
	Continental
	Resources, Inc.
75,000	3.800%, 6/1/24	74,437
75,000	4.375%, 1/15/28[1]	74,134
50,000	4.900%, 6/1/44	48,000
	Covey Park Energy
	LLC / Covey Park
	Finance Corp.
25,000	7.500%, 5/15/25[1]	26,117
	Crestwood Midstream
	Partners LP /
	Crestwood
	Midstream
	Finance Corp.
100,000	6.250%, 4/1/23	104,420
	CrownRock LP /
	CrownRock
	Finance, Inc.
25,000	5.625%, 10/15/25[1]	25,187
	DCP Midstream LP
50,000	7.375% (3 Month
	LIBOR USD
	+ 5.150%), 6/15/23[3]
		49,694
	Delek Logistics
	Partners LP
100,000	6.750%, 5/15/25[1]	101,500
	Endeavor Energy
	Resources LP /
	EER Finance, Inc.
25,000	5.500%, 1/30/26[1]	25,500
25,000	5.750%, 1/30/28[1]	25,769
	Forum Energy
	Technologies, Inc.
75,000	6.250%, 10/1/21	75,562
	Genesis Energy LP /
	Genesis Energy
	Finance Corp.
50,000	6.750%, 8/1/22	52,125
	Gulfport
	Energy Corp.
50,000	6.000%, 10/15/24
		50,250
	Hilcorp Energy I LP /
	Hilcorp Finance Co.
50,000	5.000%, 12/1/24[1]	49,750
	Jonah Energy LLC /
	Jonah Energy
	Finance Corp.
25,000	7.250%, 10/15/25[1]	25,219
	Laredo
	Petroleum, Inc.
75,000	5.625%, 1/15/22	76,125
	Matador
	Resources Co.
50,000	6.875%, 4/15/23	52,750
	Murphy Oil Corp.
100,000	5.750%, 8/15/25	102,500
	Newfield
	Exploration Co.
100,000	5.375%, 1/1/26	106,250
	Oasis Petroleum, Inc.
75,000	6.875%, 1/15/23	76,969
	Parsley Energy
	LLC / Parsley
	Finance Corp.
50,000	5.250%, 8/15/25[1]	50,375
	PDC Energy, Inc.
75,000	6.125%, 9/15/24	78,000
25,000	5.750%, 5/15/26[1]	25,656
	Precision
	Drilling Corp.
34,000	6.500%, 12/15/21	34,807
25,000	7.125%, 1/15/26[1]	25,563
	QEP Resources, Inc.
50,000	6.875%, 3/1/21	54,250
	Range Resources Corp.
50,000	4.875%, 5/15/25	48,500
	Rowan Cos., Inc.
75,000	4.875%, 6/1/22	71,063
	SESI LLC
50,000	7.750%, 9/15/24[1]	53,250
	SM Energy Co.
50,000	5.000%, 1/15/24	48,469

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 94.7% (Continued)

Energy: 12.9% (Continued)
	Southwestern
	Energy Co.
$25,000	7.500%, 4/1/26	$26,594
50,000	7.750%, 10/1/27	53,437
	Suburban Propane
	Partners LP /
	Suburban Energy
	Finance Corp.
50,000	5.875%, 3/1/27	49,125
	Targa Resources
	Partners LP / Targa
	Resources Partners
	Finance Corp.
125,000	4.250%, 11/15/23	124,063
	Weatherford
	International Ltd.
25,000	4.500%, 4/15/22	22,750
100,000	6.500%, 8/1/36	82,750
	Whiting
	Petroleum Corp.
50,000	6.250%, 4/1/23	51,375
	WPX Energy, Inc.
100,000	6.000%, 1/15/22	105,000
		2,841,194
Environmental: 0.5%
	Covanta
	Holding Corp.
112,000	5.875%, 7/1/25	112,840

Food/Beverage/Tobacco: 1.5%
	Lamb Weston
	Holdings, Inc.
100,000	4.625%, 11/1/24[1]	103,500
	Pilgrim’s Pride Corp.
50,000	5.875%, 9/30/27[1]	51,625
	Post Holdings, Inc.
50,000	5.500%, 3/1/25[1]	51,875
75,000	5.750%, 3/1/27[1]	76,500
	Simmons Foods, Inc.
50,000	5.750%, 11/1/24[1]	49,750
		333,250
Gaming: 2.0%
	CRC Escrow Issuer
	LLC / CRC
	Finco, Inc.
75,000	5.250%, 10/15/25[1]
		75,750
	GLP Capital
	LP / GLP
	Financing II, Inc.
50,000	5.375%, 11/1/23	53,562
	Golden Nugget, Inc.
75,000	6.750%, 10/15/24[1]	76,500
50,000	8.750%, 10/1/25[1]	52,625
	Scientific Games
	International, Inc.
75,000	7.000%, 1/1/22[1]	79,219
	VICI Properties 1
	LLC / VICI FC, Inc.
100,000	8.000%, 10/15/23	112,230
		449,886
Healthcare: 7.8%
	Avantor, Inc.
50,000	9.000%, 10/1/25[1]	49,375
	Centene Corp.
125,000	6.125%, 2/15/24	132,500
	CHS / Community
	Health Systems, Inc.
50,000	8.000%, 11/15/19	42,375
100,000	5.125%, 8/1/21	90,500
50,000	6.250%, 3/31/23	45,250
	Endo Finance LLC /
	Endo Finco, Inc.
5,000	5.375%, 1/15/23[1]	58,875
	HCA Healthcare, Inc.
225,000	6.250%, 2/15/21	239,062
	HCA, Inc.
100,000	5.875%, 2/15/26	106,000
	HealthSouth Corp.
50,000	5.125%, 3/15/23	51,375
	LifePoint Health, Inc.
100,000	5.875%, 12/1/23	101,375
	Mallinckrodt
	International Finance
	S.A. / Mallinckrodt
	CB LLC
100,000	5.750%, 8/1/22[1]	91,250

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 94.7% (Continued)

Healthcare: 7.8% (Continued)
	Molina
	Healthcare, Inc.
$125,000	5.375%, 11/15/22
		$130,938
50,000	4.875%, 6/15/25[1]	50,125
	MPT Operating
	Partnership LP /
	MPT Finance Corp.
25,000	6.375%, 3/1/24	26,562
	Polaris
	Intermediate Corp.
50,000	8.500% Cash or
	9.000% PIK,
	12/1/22[1]	52,000
	Tenet Healthcare Corp.
150,000	6.000%, 10/1/20	159,158
	Valeant
	Pharmaceuticals
	International, Inc.
100,000	6.500%, 3/15/22[1]	105,250
75,000	7.250%, 7/15/22[1]	76,125
75,000	6.125%, 4/15/25[1]	68,906
50,000	9.000%, 12/15/25[1]	52,235
		1,729,236
Homebuilders/Real Estate: 0.8%
	Greystar Real Estate
	Partners LLC
50,000	5.750%, 12/1/25[1]	51,625
	Lennar Corp.
75,000	4.875%, 12/15/23	79,031
	Starwood Property
	Trust, Inc.
50,000	5.000%, 12/15/21	52,000
		182,656
Insurance: 0.3%
	AssuredPartners, Inc.
75,000	7.000%, 8/15/25[1]	74,813

Leisure: 0.4%
	Silversea Cruise
	Finance Ltd.
75,000	7.250%, 2/1/25[1]	81,188

Metals/Mining: 6.9%
	Alcoa Nederland
	Holding B.V.
200,000	7.000%, 9/30/26[1]
		225,500
	Aleris
	International, Inc.
50,000	7.875%, 11/1/20	49,750
	Alliance Resource
	Operating Partners
	LP / Alliance
	Resource
	Finance Corp.
50,000	7.500%, 5/1/25[1]	53,312
	Cleveland-Cliffs, Inc.
75,000	5.750%, 3/1/25[1]	71,625
	CONSOL Energy, Inc.
50,000	11.000%, 11/15/25[1]	52,625
	Freeport-
	McMoRan, Inc.
25,000	4.550%, 11/14/24	25,543
50,000	5.450%, 3/15/43	50,187
	Grinding Media,
	Inc. / Moly-Cop
	AltaSteel Ltd.
150,000	7.375%, 12/15/23[1]	161,430
	Hudbay Minerals, Inc.
75,000	7.250%, 1/15/23[1]	79,875
	Mountain Province
	Diamonds, Inc.
75,000	8.000%, 12/15/22[1]	74,437
	Natural Resource
	Partners LP / NRP
	Finance Corp.
50,000	10.500%, 3/15/22	53,500
	Novelis Corp.
50,000	6.250%, 8/15/24[1]	52,500
125,000	5.875%, 9/30/26[1]	127,813
	Rain CII Carbon
	LLC / CII
	Carbon Corp.
125,000	7.250%, 4/1/25[1]	136,406

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 94.7% (Continued)

Metals/Mining: 6.9% (Continued)
	SunCoke Energy
	Partners LP /
	SunCoke Energy
	Partners
	Finance Corp.
$150,000	7.500%,
	6/15/25[1]	$157,500
	Teck Resources Ltd.
25,000	8.500%, 6/1/24[1]	28,313
100,000	6.000%, 8/15/40	111,750
		1,512,066
Paper: 1.2%
	Boise Cascade Co.
75,000	5.625%, 9/1/24[1]	79,500
	Louisiana-
	Pacific Corp.
25,000	4.875%, 9/15/24	25,875
	Mercer
	International, Inc.
50,000	6.500%, 2/1/24	53,250
	Rayonier AM
	Products, Inc.
100,000	5.500%, 6/1/24[1]	100,125
		258,750
Restaurants: 0.6%
	Yum! Brands, Inc.
75,000	5.250%, 6/1/26[1]	79,125
50,000	4.750%, 6/1/27[1]	51,250
		130,375
Services: 3.7%
	AECOM
75,000	5.875%, 10/15/24	81,615
25,000	5.125%, 3/15/27	25,529
	Avis Budget Car
	Rental LLC /
	Avis Budget
	Finance, Inc.
100,000	6.375%, 4/1/24[1]	104,530
	Brand Industrial
	Services, Inc.
50,000	8.500%, 7/15/25[1]	52,625
	GW Honos
	Security Corp.
100,000	8.750%,
	5/15/25[1]	107,750
	H&E Equipment
	Services, Inc.
100,000	5.625%, 9/1/25[1]	104,750
	Hertz Corp.
25,000	7.625%, 6/1/22[1]	26,250
	Iron Mountain, Inc.
100,000	5.750%, 8/15/24	101,750
25,000	5.250%, 3/15/28[1]	25,000
	Staples, Inc.
50,000	8.500%, 9/15/25[1]	46,375
	United Rentals North
	America, Inc.
75,000	4.625%, 10/15/25	75,750
50,000	5.875%, 9/15/26	53,687
		805,611
Steel: 2.1%
	AK Steel Corp.
100,000	7.000%, 3/15/27	102,250
	ArcelorMittal
50,000	6.125%, 6/1/25	57,812
	Big River Steel
	LLC / BRS
	Finance Corp.
100,000	7.250%, 9/1/25[1]	106,000
	TMS
	International Corp.
75,000	7.250%, 8/15/25[1]	78,563
	Zekelman
	Industries, Inc.
100,000	9.875%, 6/15/23[1]	112,750
		457,375
Super Retail: 1.9%
	Asbury Automotive
	Group, Inc.
125,000	6.000%, 12/15/24	130,775
	Group 1
	Automotive, Inc.
175,000	5.250%, 12/15/23[1]	181,562

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 94.7% (Continued)

Super Retail: 1.9% (Continued)
	L Brands, Inc.
$50,000	5.625%, 10/15/23
		$54,188
25,000	6.750%, 7/1/36	25,125
	PetSmart, Inc.
50,000	7.125%, 3/15/23[1]	29,875
		421,525
Technology: 3.9%
	CommScope
	Technologies LLC
75,000	6.000%, 6/15/25[1]	80,062
	Dell International
	LLC / EMC Corp.
75,000	6.020%, 6/15/26[1]	82,832
	Equinix, Inc.
100,000	5.875%, 1/15/26	107,625
	NXP B.V. / NXP
	Funding LLC
200,000	3.875%, 9/1/22[1]	202,750
	Rackspace
	Hosting, Inc.
100,000	8.625%, 11/15/24[1]	107,000
	Solera LLC / Solera
	Finance, Inc.
125,000	10.500%, 3/1/24[1]	141,248
	Western
	Digital Corp.
125,000	10.500%, 4/1/24	145,156
		866,673
Telecommunications: 9.6%
	CB Escrow Corp.
25,000	8.000%, 10/15/25[1]	25,500
	CenturyLink, Inc.
100,000	5.800%, 3/15/22	98,315
	Frontier
	Communications
	Corp.
50,000	6.250%, 9/15/21	35,625
150,000	11.000%, 9/15/25	111,000
	GCI, Inc.
175,000	6.875%, 4/15/25	187,250
	Hughes Satellite
	Systems Corp.
50,000	5.250%, 8/1/26	51,188
25,000	6.625%, 8/1/26	26,250
	Inmarsat
	Finance PLC
100,000	4.875%, 5/15/22[1]	100,250
	Intelsat Jackson
	Holdings S.A.
50,000	5.500%, 8/1/23	41,000
100,000	8.000%, 2/15/24[1]	105,500
	Level 3 Financing, Inc.
175,000	5.125%, 5/1/23	175,875
	SBA
	Communications
	Corp.
25,000	4.875%, 9/1/24	25,750
	Sprint Capital Corp.
175,000	6.875%, 11/15/28	176,531
	Sprint
	Communications,
	Inc.
25,000	6.000%, 11/15/22	25,063
	Sprint Corp.
200,000	7.875%, 9/15/23	213,500
	Telecom Italia SpA
200,000	5.303%, 5/30/24[1]	214,250
	Telesat Canada /
	Telesat LLC
50,000	8.875%, 11/15/24[1]	56,125
	T-Mobile USA, Inc.
25,000	6.625%, 4/1/23	26,125
	Uniti Group LP /
	Uniti Fiber
	Holdings, Inc. /
	CSL Capital LLC
75,000	7.125%, 12/15/24[1]	68,625
	Wind Tre SpA
200,000	5.000%, 1/20/26[1]	191,200
	Zayo Group LLC /
	Zayo Capital, Inc.
75,000	6.375%, 5/15/25	79,594
75,000	5.750%, 1/15/27[1]	76,687
		2,111,203

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 94.7% (Continued)

Transportation Excluding Air/Rail: 0.5%
	Wabash
	National Corp.
$50,000	5.500%, 10/1/25[1]
		$50,500
	XPO Logistics, Inc.
50,000	6.125%, 9/1/23[1]	53,063
		103,563
Utilities: 4.0%
	AES Corp.
50,000	7.375%, 7/1/21	56,375
75,000	5.125%, 9/1/27	78,937
	Calpine Corp.
100,000	5.375%, 1/15/23	97,625
50,000	5.750%, 1/15/25	47,375
25,000	5.250%, 6/1/26[1]	24,594
	Dynegy, Inc.
100,000	8.000%, 1/15/25[1]	108,750
	NRG Energy, Inc.
50,000	6.250%, 7/15/22	52,250
100,000	6.625%, 1/15/27	106,250
25,000	5.750%, 1/15/28[1]	25,313
	NRG Yield
	Operating LLC
150,000	5.000%, 9/15/26	153,000
	TerraForm Power
	Operating LLC
125,000	5.000%, 1/31/28[1]	123,906
		874,375
TOTAL CORPORATE BONDS
(Cost $20,647,828)		20,858,549

Shares
EXCHANGE TRADED FUNDS: 6.7%
3,300	iShares iBoxx $
	High Yield
	Corporate
	Bond	287,958
51,500	PowerShares
	Senior Loan
	Portfolio	1,186,560
		1,474,518
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,485,216)		1,474,518
TOTAL INVESTMENTS
IN SECURITIES: 101.4%
(Cost $22,133,044)		22,333,067
Liabilities in Excess
of Other Assets: (1.4)%		(302,687)
TOTAL NET ASSETS: 100.0%		$22,030,380

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At December 31, 2017, the value of these securities amounted to $12,004,269 or 54.5% of net assets.

[2]	Fixed-to-variable bond; rate shown is the rate in effect on December 31, 2017.
[3]	Variable rate security; rate shown is the rate in effect on December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017

Principal
Amount†		Value
CORPORATE BONDS: 82.3%

Airlines: 0.4%
	American Airlines
	Group, Inc.
2,600,000	5.500%, 10/1/19[1]
		$2,684,500

Automotive & Auto Parts: 4.7%
	Autodis S.A.
EUR 1,600,000	4.375% (3 Month
	EURIBOR
	+ 4.380%), 5/1/22[2]
		1,937,485
	Dongfeng Motor
	Hong Kong
	International
	Co. Ltd.
EUR 3,600,000	1.600%, 10/28/18	4,372,183
	FCA Bank SpA
EUR 2,500,000	1.250%, 9/23/20	3,087,121
	Ford Motor
	Credit Co LLC
EUR 2,000,000	0.371% (3 Month
	EURIBOR
	+ 0.700%), 12/1/24[2]
		2,412,099
	Ford Motor
	Credit Co. LLC
4,700,000	2.597%, 11/4/19	4,705,172
	Hyundai Capital
	America
2,600,000	1.750%, 9/27/19	2,551,775
2,000,000	2.550%, 4/3/20	1,984,754
	Hyundai Capital
	Services, Inc.
1,500,000	1.625%, 8/30/19	1,468,348
	Lear Corp.
2,000,000	5.375%, 3/15/24	2,116,111
	RCI Banque SA
EUR 4,250,000	0.239% (3 Month
	EURIBOR
	+ 0.570%), 11/4/24[2]
		5,139,734
	Volkswagen
	Bank GmbH
EUR 1,800,000	0.091% (3 Month
	EURIBOR
	+ 0.420%), 6/15/21[2]
		2,164,683
EUR 1,200,000	0.750%, 6/15/23	1,435,175
		33,374,640
Banking: 23.4%
	ABN AMRO
	Bank NV
EUR 1,525,000	2.875%, 6/30/25[6]	1,938,732
6,000,000	4.400%, 3/27/28[6]	6,185,256
	Allied Irish
	Banks PLC
EUR 4,837,000	4.125%, 11/26/25[6]	6,323,479
	Aozora Bank Ltd.
890,000	2.750%, 3/9/20	887,360
	Argenta
	Spaarbank NV
EUR 700,000	3.875%, 5/24/26[6]	912,375
	Banca
	Farmafactoring SpA
EUR 950,000	1.124% (3 Month
	EURIBOR
	+ 1.450%), 6/5/20[6]
		1,147,308
	Banco
	Santander S.A.
400,000	3.125%, 2/23/23	398,433
	Bank of China
	Hong Kong Ltd.
2,299,000	5.550%, 2/11/20	2,420,353
	Bank of China Ltd.
EUR 2,000,000	0.141% (3 Month
	EURIBOR
	+ 0.470%), 11/22/20[2]
		2,403,893
EUR 4,350,000	0.750%, 7/12/21	5,229,144
	Bank of Ireland
EUR 1,000,000	4.250%, 6/11/24[6]	1,266,588
	Bankia S.A.
EUR 3,100,000	4.000%, 5/22/24[6]	3,875,063

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 82.3% (Continued)

Banking: 23.4% (Continued)
	Barclays Bank PLC
GBP 1,525,000	10.000%, 5/21/21	$2,586,986
	Barclays PLC
EUR 9,900,000	2.625%, 11/11/25[6]	12,361,791
	BNP Paribas S.A.
EUR 2,250,000	2.875%, 3/20/26[6]	2,886,489
	BPCE S.A.
EUR 7,800,000	2.750%, 7/8/26[6]	9,992,430
	CaixaBank S.A.
EUR 2,000,000	3.500%, 2/15/27[6]	2,544,617
EUR 3,000,000	2.750%, 7/14/28[6]	3,668,701
	Credit Agricole S.A.
2,900,000	8.125%, 9/19/33[6]	3,015,783
	Credit Suisse AG
EUR 6,800,000	5.750%, 9/18/25[6]	9,271,364
	Deutsche Bank AG
1,200,000	4.250%, 10/14/21	1,249,527
	Erste Group
	Bank AG
3,200,000	5.500%, 5/26/25[6]	3,368,000
	Goldman Sachs
	Group, Inc.
2,500,000	2.586% (3 Month
	LIBOR USD
	+ 1.170%), 11/15/21[2]
		2,537,590
4,000,000	3.128% (3 Month
	LIBOR USD
	+ 1.750%), 10/28/27[2]
		4,234,521
	Ibercaja Banco S.A.
EUR 1,800,000	5.000%, 7/28/25[6]	2,248,812
	ING Bank NV
2,000,000	4.125%, 11/21/23[6]	2,024,014
	Intesa Sanpaolo SpA
6,000,000	3.125%, 7/14/22[1]	5,962,976
	JPMorgan
	Chase & Co.
2,000,000	2.267% (3 Month
	LIBOR USD
	+ 0.900%), 4/25/23[2]	2,023,945
	Morgan Stanley
3,100,000	2.765% (3 Month
	LIBOR USD
	+ 1.400%), 10/24/23[2]
		3,190,324
	Powszechna Kasa
	Oszczednosci Bank
	Polski S.A.
EUR 1,000,000	0.750%, 7/25/21	1,216,852
	Raiffeisen Bank
	International AG
EUR 500,000	6.000%, 10/16/23	756,530
EUR 300,000	5.163%, 6/18/24[6]	384,388
EUR 7,200,000	4.500%, 2/21/25[6]	9,335,405
	Royal Bank of
	Scotland Group PLC
1,000,000	6.100%, 6/10/23	1,102,445
EUR 1,700,000	3.625%, 3/25/24[6]	2,106,914
	Societe
	Generale S.A.
EUR 5,800,000	2.500%, 9/16/26[6]	7,389,140
	Standard
	Chartered PLC
5,000,000	3.950%, 1/11/23[1]	5,051,880
EUR 652,000	4.000%, 10/21/25[6]	853,697
	Turkiye Garanti
	Bankasi A/S
680,000	4.750%, 10/17/19	691,892
	UBS AG
EUR 7,575,000	4.750%, 2/12/26[6]	10,202,174
	UniCredit SpA
EUR 9,860,000	2.421% (3 Month
	EURIBOR
	+ 2.750%), 5/3/25[2]
		12,023,406
EUR 1,750,000	5.750%,
	10/28/25[6]	2,337,263
	Volksbank Wien AG
EUR 4,600,000	2.750%, 10/6/27[6]	5,491,581
		165,099,421

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 82.3% (Continued)

Cable/Satellite TV: 1.1%
	United Group B.V.
EUR 600,000	4.375%, 7/1/22	$749,293
EUR 2,025,000	4.375% (3 Month
	EURIBOR
	+ 4.380%), 7/1/23[2]
		2,450,385
	Virgin Media
	Finance PLC
GBP 3,000,000	6.375%, 10/15/24	4,341,668
		7,541,346
Capital Goods: 1.8%
	CNH Industrial
	Capital LLC
980,000	4.375%, 11/6/20	1,019,200
	Norican A/S
EUR 450,000	4.500%, 5/15/23	524,413
	Pentair Finance S.A.
EUR 2,300,000	2.450%, 9/17/19	2,868,319
	Senvion Holding
	GmbH
EUR 3,200,000	3.875%, 10/25/22	3,666,923
	Shanghai Electric
	Newage Co. Ltd.
EUR 1,800,000	1.125%, 5/22/20	2,195,158
	Talent Yield
	Euro Ltd.
EUR 2,000,000	1.435%, 5/7/20	2,447,108
		12,721,121
Chemicals: 2.5%
	CF Industries, Inc.
6,000,000	3.400%, 12/1/21[1]	6,067,085
	Chemours Co.
1,500,000	6.625%, 5/15/23	1,593,750
	CNAC HK
	Finbridge Co. Ltd.
2,200,000	3.000%, 7/19/20	2,190,481
	CNRC Capital Ltd.
EUR 6,000,000	1.871%, 12/7/21	7,357,055
	SPCM S.A.
EUR 250,000	2.875%, 6/15/23	305,689
		17,514,060
Consumer Products: 0.2%
	Newell Brands, Inc.
EUR 1,000,000	3.750%, 10/1/21	1,337,990

Diversified Financial Services: 9.8%
	AerCap Ireland
	Capital DAC /
	AerCap Global
	Aviation Trust
4,000,000	5.000%, 10/1/21	4,267,591
	Alliance Data
	Systems Corp.
EUR 850,000	4.500%, 3/15/22	1,061,195
EUR 1,300,000	5.250%, 11/15/23	1,642,867
	AnaCap Financial
	Europe S.A.
EUR 2,000,000	5.000% (3 Month
	EURIBOR
	+ 5.000%), 8/1/24[2]
		2,369,169
	Arrow Global
	Finance PLC
EUR 2,200,000	4.750% (3 Month
	EURIBOR
	+ 4.750%), 5/1/23[2]
		2,703,951
	Cabot Financial
	Luxembourg II S.A.
EUR 900,000	5.875% (3 Month
	EURIBOR
	+ 5.880%), 11/15/21[2]
		1,115,357
	Cabot Financial
	Luxembourg S.A.
GBP 475,000	7.500%, 10/1/23	673,812
	CCBL Cayman 1
	Corp. Ltd.
1,000,000	2.375%, 5/31/19	991,803
	CCTI 2017 Ltd.
4,005,000	3.625%, 8/8/22	3,943,792
	China Great Wall
	International
	Holdings III Ltd.
3,000,000	2.750%, 8/31/20	2,971,950

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 82.3% (Continued)

Diversified Financial Services: 9.8% (Continued)
	DAE Funding LLC
775,000	4.000%, 8/1/20[1]	$784,688
1,300,000	4.500%, 8/1/22[1]	1,280,500
	Dream Global
	Funding I Sarl
EUR 1,000,000	1.375%, 12/21/21	1,201,592
	Fincantieri SpA
EUR 895,000	3.750%, 11/19/18	1,106,092
	Garfunkelux
	Holdco 3 S.A.
GBP 2,300,000	8.500%, 11/1/22	3,260,606
EUR 5,000,000	3.500% (3 Month
	EURIBOR
	+ 3.500%), 9/1/23[2]
		5,927,739
	Huarong Finance
	2017 Co. Ltd.
2,000,000	2.542% (3 Month
	LIBOR USD
	+ 1.150%), 11/7/22[2]
		2,002,292
	Huarong Finance
	II Co. Ltd.
2,000,000	3.500%, 1/16/18	2,001,034
600,000	2.750%, 6/3/19	595,390
	Huarong Universe
	Investment
	Holding Ltd
EUR 3,300,000	1.625%, 12/5/22	3,901,138
	Icahn Enterprises
	LP / Icahn
	Enterprises
	Finance Corp.
875,000	6.250%, 2/1/22	896,875
875,000	6.750%, 2/1/24	902,344
	International Lease
	Finance Corp.
3,500,000	8.625%, 1/15/22	4,218,842
	Intrum Justitia AB
EUR 600,000	2.625% (3 Month
	EURIBOR
	+ 2.630%), 7/15/22[2]
		729,877
EUR 1,350,000	2.750%, 7/15/22	1,633,326
	Jerrold Finco PLC
GBP 1,065,000	6.250%, 9/15/21	1,491,828
	LHC3 PLC
EUR 700,000	4.125% Cash or
	9.000% PIK,
	8/15/24	860,680
	Lincoln Finance Ltd.
EUR 3,125,000	6.875%, 4/15/21	3,943,933
	Mercury
	Bondco PLC
EUR 4,625,000	7.125% Cash or
	7.875% PIK,
	5/30/21	5,756,045
EUR 2,700,000	8.250% Cash or
	9.000% PIK,
	5/30/21	3,377,268
	Newday
	Bondco PLC
GBP 1,000,000	6.951% (3 Month
	LIBOR GBP
	+ 6.500%), 2/1/23[2]
		1,255,745
		68,869,321
Diversified Media: 0.3%
	Clear Channel
	Worldwide
	Holdings, Inc.
450,000	6.500%, 11/15/22	455,625
250,000	6.500%, 11/15/22	255,000
	Inter Media
	Communication Srl
EUR 895,000	4.875%, 12/31/22	1,103,796
	Mediaset SpA
EUR 500,000	5.125%, 1/24/19	630,599
		2,445,020
Energy: 6.1%
	Anadarko
	Petroleum Corp.
5,000,000	4.850%, 3/15/21	5,284,003
	Corral Petroleum
	Holdings AB
EUR 1,575,000	11.750% Cash or
	13.250% PIK,
	5/15/21	2,109,490

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 82.3% (Continued)

Energy: 6.1% (Continued)
	Delek & Avner
	Tamar Bond Ltd.
1,840,000	3.839%, 12/30/18[1]
		$1,845,603
	Energy Transfer LP
600,000	4.150%, 10/1/20	619,966
	Gazprom OAO Via
	Gaz Capital S.A.
EUR 2,700,000	3.389%, 3/20/20	3,421,414
	Gulf South
	Pipeline Co. LP
2,500,000	4.000%, 6/15/22	2,570,002
	Kinder Morgan
	Energy Partners LP
1,000,000	6.850%, 2/15/20	1,083,732
	Kinder Morgan, Inc.
3,411,000	3.050%, 12/1/19	3,442,402
	Laredo
	Petroleum, Inc.
1,000,000	5.625%, 1/15/22	1,015,000
	Lukoil International
	Finance B.V.
2,000,000	6.125%, 11/9/20	2,160,950
	Marathon Oil Corp.
2,500,000	2.700%, 6/1/20	2,501,799
	Matador
	Resources Co.
317,000	6.875%, 4/15/23	334,435
	Oasis Petroleum, Inc.
675,000	6.500%, 11/1/21	691,031
	Petroleos Mexicanos
EUR 4,400,000	3.750%, 3/15/19	5,507,597
GBP 1,262,000	8.250%, 6/2/22	2,118,041
	Plains All American
	Pipeline LP / PAA
	Finance Corp.
3,500,000	2.600%, 12/15/19	3,481,746
	Sabine Pass
	Liquefaction LLC
2,000,000	5.625%, 2/1/21	2,145,522
	Saipem Finance
	International B.V.
EUR 1,500,000	3.000%, 3/8/21	1,889,983
	Targa Resources
	Partners LP /
	Targa Resources
	Partners Finance
	Corp.
550,000	5.250%, 5/1/23	563,750
		42,786,466
Food & Drug Retail: 1.0%
	Iceland Bondco PLC
GBP 494,784	4.629% (3 Month
	LIBOR GBP
	+ 4.250%), 7/15/20[2]
		662,888
	Picard Groupe SAS
EUR 5,025,000	3.000% (3 Month
	EURIBOR
	+ 3.000%), 11/30/23[2]
		6,059,374
		6,722,262
Food/Beverage/Tobacco: 2.7%
	BAT Capital Corp.
2,000,000	2.296% (3 Month
	LIBOR USD
	+ 0.880%), 8/15/22[1,2]
		2,025,195
	Bright Food
	Singapore
	Holdings Pte. Ltd.
EUR 5,000,000	1.625%, 6/3/19	6,108,718
EUR 3,170,000	1.125%, 7/18/20	3,845,979
	Bunge Ltd.
	Finance Corp.
525,000	3.000%, 9/25/22	521,660
	Kraft Heinz
	Foods Co.
4,300,000	4.875%, 2/15/25	4,560,995
	Premier Foods
	Finance PLC
GBP 325,000	6.500%, 3/15/21	449,000
	Smithfield Foods, Inc.
1,000,000	2.650%, 10/3/21[1]	987,258
900,000	3.350%, 2/1/22[1]	902,662
		19,401,467
The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 82.3% (Continued)

Gaming: 1.0%
	Intralot Capital
	Luxembourg S.A.
EUR 2,000,000	6.750%, 9/15/21	$2,578,350
EUR 1,605,000	5.250%, 9/15/24	1,953,981
	Scientific Games
	International, Inc.
2,500,000	7.000%, 1/1/22[1]	2,640,625
		7,172,956
Healthcare: 3.0%
	Allergan
	Funding SCS
EUR 1,400,000	1.250%, 6/1/24	1,674,166
	Becton Dickinson
	and Co.
3,000,000	2.894%, 6/6/22	2,984,308
	LifePoint Health, Inc.
1,850,000	5.500%, 12/1/21	1,893,937
425,000	5.875%, 12/1/23	430,844
	Limacorporate SpA
EUR 1,150,000	3.750% (3 Month
	EURIBOR
	+ 3.750%), 8/15/23[2]
		1,405,695
	Mallinckrodt
	International
	Finance S.A. /
	Mallinckrodt
	CB LLC
455,000	4.875%, 4/15/20[1]	439,075
325,000	5.750%, 8/1/22[1]	296,562
	MPT Operating
	Partnership LP /
	MPT Finance Corp.
EUR 1,500,000	4.000%, 8/19/22	1,996,337
	Mylan NV
3,675,000	2.500%, 6/7/19	3,672,481
	Teva Pharmaceutical
	Finance Netherlands
	II B.V.
EUR 880,000	0.375%, 7/25/20	1,006,943
	Teva Pharmaceutical
	Finance Netherlands
	III B.V.
3,000,000	1.700%, 7/19/19	2,915,885
	Teva Pharmaceutical
	Finance IV B.V.
EUR 435,000	2.875%, 4/15/19	529,515
	Valeant
	Pharmaceuticals
	International, Inc.
425,000	6.500%, 3/15/22[1]	447,313
1,350,000	7.000%, 3/15/24[1]	1,447,875
		21,140,936
Homebuilders/Real Estate: 2.9%
	ADLER Real
	Estate AG
EUR 800,000	4.750%, 4/8/20	1,003,356
	DEMIRE Deutsche
	Mittelstand Real
	Estate AG
EUR 1,975,000	2.875%, 7/15/22	2,427,849
	Kennedy Wilson
	Europe Real
	Estate PLC
GBP 3,675,000	3.950%, 6/30/22	5,224,751
	NE Property
	Cooperatief UA
EUR 5,648,000	3.750%, 2/26/21	7,350,498
	Obrascon Huarte
	Lain S.A.
EUR 1,620,000	4.750%, 3/15/22	1,968,165
	SATO Oyj
EUR 1,800,000	2.250%, 9/10/20	2,257,112
		20,231,731
Insurance: 0.4%
	Ardonagh Midco
	3 PLC
GBP 2,340,000	8.375%, 7/15/23	3,220,699

Leisure: 0.5%
	CPUK Finance Ltd.
GBP 1,564,000	4.250%, 2/28/47	2,160,147
GBP 875,000	4.875%, 2/28/47	1,206,334
		3,366,481
Metals/Mining: 1.0%
	First Quantum
	Minerals Ltd.
1,000,000	7.000%, 2/15/21[1]	1,040,000
950,000	7.250%, 5/15/22[1]	1,000,635

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 82.3% (Continued)

Metals/Mining: 1.0% (Continued)
	Glencore Canada
	Financial Corp.
GBP 705,000	7.375%, 5/27/20	$1,084,611
	Glencore Finance
	Europe Ltd.
GBP 2,600,000	6.500%, 2/27/19	3,726,998
		6,852,244
Quasi & Foreign Government: 1.1%
	China
	Development Bank
EUR 1,700,000	0.125%, 1/24/20	2,032,379
EUR 2,000,000	0.500%, 6/1/21	2,400,876
	Gansu Provincial
	Highway Aviation
	Tourism Investment
	Group Co. Ltd.
EUR 3,000,000	1.875%, 12/7/20	3,579,472
		8,012,727
Railroads: 1.0%
	Eastern Creation II
	Investment
	Holdings Ltd.
EUR 2,400,000	1.500%, 7/29/19	2,935,191
1,500,000	2.750%, 9/26/20	1,492,506
	Russian Railways
	Via RZD
	Capital PLC
1,700,000	3.450%, 10/6/20	1,715,611
EUR 600,000	3.374%, 5/20/21	775,411
		6,918,719
Services: 0.9%
	ALD S.A.
EUR 1,000,000	0.101% (3 Month
	EURIBOR
	+ 0.430%), 11/27/20[2]
		1,206,174
	Cognita
	Financing PLC
GBP 2,000,000	7.750%, 8/15/21	2,805,336
	Loxam SAS
EUR 525,000	3.500%, 4/15/22	659,712
	Thomas Cook
	Group PLC
EUR 1,275,000	6.250%, 6/15/22	1,658,545
		6,329,767
Steel: 2.2%
	ArcelorMittal
3,000,000	6.000%, 3/1/21	3,255,000
	Bao-trans
	Enterprises Ltd.
EUR 3,300,000	1.625%, 2/23/18	3,968,786
	Shougang Group
	Co. Ltd.
2,000,000	3.375%, 12/9/19	2,004,446
EUR 5,000,000	1.350%, 8/7/20	6,060,664
		15,288,896
Super Retail: 3.6%
	AA Bond Co. Ltd.
2,807,000	3.375%, 1/31/22	3,824,389
2,750,000	4.249%, 7/31/43	3,922,052
	Hema Bondco I B.V.
EUR 2,800,000	6.250% (3 Month
	EURIBOR
	+ 6.250%), 7/15/22[2]
		3,437,640
	Lotte Shopping
	Business
	Management Ltd.
2,000,000	2.375%, 9/5/20	1,970,202
	Masaria
	Investments SAU
EUR 3,350,000	5.250% (3 Month
	EURIBOR
	+ 5.250%), 9/15/24[2]
		4,015,546
	Maxeda DIY
	Holding B.V.
EUR 4,375,000	6.125%, 7/15/22	5,301,244
	Takko Luxembourg
	2 SCA
EUR 2,670,000	5.375% (3 Month
	EURIBOR
	+ 5.380%), 11/15/23[2]
		3,144,516
		25,615,589

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 82.3% (Continued)

Technology: 1.6%
	Baidu, Inc.
800,000	3.250%, 8/6/18	$803,932
2,500,000	2.750%, 6/9/19	2,504,397
	CommScope, Inc.
1,925,000	5.500%, 6/15/24[1]	2,009,219
	Dell International
	LLC / EMC Corp.
3,300,000	4.420%, 6/15/21[1]	3,441,348
	Western
	Digital Corp.
2,375,000	10.500%, 4/1/24	2,757,969
		11,516,865
Telecommunications: 4.7%
	AT&T, Inc.
1,608,000	3.800%, 3/15/22	1,663,453
EUR 1,300,000	0.521% (3 Month
	EURIBOR
	+ 0.850%), 9/4/23[2]
		1,590,614
	Bharti Airtel
	International
	Netherlands B.V.
EUR 775,000	4.000%, 12/10/18	963,482
	Crystal
	Almond SARL
EUR 2,295,000	10.000%, 11/1/21	3,070,749
	Matterhorn
	Telecom S.A.
EUR 96,429	3.250% (3 Month
	EURIBOR
	+ 3.250%), 2/1/23[2]
		116,120
	SoftBank
	Group Corp.
EUR 550,000	4.000%, 7/30/22	721,783
	Sprint Corp.
1,625,000	7.875%, 9/15/23	1,734,688
	Sprint Spectrum Co.
	LLC / Sprint
	Spectrum Co. II LLC /
	Sprint Spectrum
	Co. III LLC
10,851,563	3.360%, 3/20/23[1]	10,946,514
	TalkTalk Telecom
	Group PLC
GBP 1,500,000	5.375%, 1/15/22	1,982,590
	Wind Tre SpA
EUR 9,000,000	2.750% (3 Month
	EURIBOR
	+ 2.750%), 1/20/24[2]
		10,637,826
		33,427,819
Transportation Excluding Air/Rail: 0.8%
	Firstgroup PLC
GBP 2,000,000	8.125%, 9/19/18	2,835,457
	Heathrow
	Funding Ltd.
GBP 1,100,000	6.250%, 9/10/18	1,538,436
	Naviera Armas S.A.
EUR 200,000	6.500% (3 Month
	EURIBOR
	+ 6.500%), 7/31/23[2]
		255,593
EUR 1,175,000	4.250% (3 Month
	EURIBOR
	+ 4.250%), 11/15/24[2]
		1,431,568
		6,061,054
Utilities: 3.6%
	Beijing Energy
	Investment
	Holdings Ltd.
EUR 1,800,000	1.500%, 7/28/18	2,175,209
	Beijing Gas
	Singapore
	Capital Corp.
1,200,000	2.750%, 5/31/22	1,177,304
	Calpine Corp.
3,000,000	6.000%, 1/15/22[1]	3,101,250
	Drax Finco PLC
GBP 725,000	4.250%, 5/1/22	991,772
	EP Energy A/S
EUR 3,400,000	5.875%, 11/1/19	4,501,235
	FCC Aqualia S.A.
EUR 7,000,000	1.413%, 6/8/22	8,592,612
	FirstEnergy Corp.
930,000	2.850%, 7/15/22	922,518

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 82.3% (Continued)

Utilities: 3.6% (Continued)
	Israel Electric
	Corp. Ltd.
2,400,000	7.250%, 1/15/19	$2,505,912
	State Grid Overseas
	Investment
	2016 Ltd.
1,300,000	2.250%, 5/4/20	1,287,993
		25,255,805
TOTAL CORPORATE BONDS
(Cost $563,621,618)		580,909,902

CONVERTIBLE BONDS: 0.6%
Banking: 0.6%
	de Volksbank NV
EUR 3,000,000	3.750%, 11/5/25[6]	3,903,409
TOTAL CONVERTIBLE BONDS
(Cost $3,717,524)		3,903,409

BANK LOANS: 13.4%

Cable/Satellite TV: 1.5%
	SFR Group S.A.
EUR 1,187,500	3.000% (3 Month
	EURIBOR
	+ 3.000%), 1/30/26[2,3]
		1,384,745
	Unitymedia GmbH
EUR 3,688,525	2.750%, 1/20/27[2,3,4,5]
		4,431,217
	Virgin Media, Inc.
GBP 2,571,429	3.741% (1 Month
	LIBOR + 3.250%),
	11/30/27[2,3]	3,463,996
	Ziggo B.V.
EUR 1,000,000	3.000% (6 Month
	EURIBOR
	+ 3.000%), 4/15/25[2,3]
		1,197,225
		10,477,183
Capital Goods: 0.8%
	Big White
	Acquico GmbH
EUR 1,000,000	4.250% (1 Month
	EURIBOR
	+ 4.250%), 1/3/24[2,3]
		1,146,711
	CTC AcquiCo
	GmbH
EUR 2,479,675	3.000%, 11/29/24[2,3,4,5]
		2,987,398
	WITTUR GmbH
EUR 1,320,000	5.000% (1 Month
	EURIBOR
	+ 5.000%), 3/31/22[2,3]
		1,601,433
		5,735,542
Chemicals: 0.8%
	Cheminvest
	Holdings S.A.R.L.
EUR 1,935,484	4.250%, 12/7/24[2,3,4,5]
		2,346,470
	ColourOZ Midco
EUR 3,000,000	3.750%, 9/7/21[2,3,4,5]
		3,187,086
		5,533,556
Diversified Financial Services: 0.4%
	ADB Safegate
EUR 1,307,692	3.500%, 10/3/24[2,3,4,5]
		1,582,759
	Park Resorts
GBP 1,000,000	4.743% (1 Month
	PIBOR + 4.250%),
	2/9/24[2,3]	1,343,396
		2,926,155
Diversified Media: 0.2%
	Canyon Valor
	Companies, Inc.
EUR 1,363,636	4.250% (1 Month
	EURIBOR
	+ 4.250%), 6/16/23[2,3]
		1,662,742

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value

BANK LOANS: 13.4% (Continued)

Energy: 0.4%
	MRH
EUR 2,500,000	3.000% (3 Month
	EURIBOR
	+ 3.000%), 12/14/23[2,3]
		$3,003,365
Food/Beverage/Tobacco: 1.1%
	L1R HB
	Finance Ltd.
GBP 4,016,603	5.767% (3 Month
	LIBOR + 5.250%),
	8/30/24[2,3]	5,346,323
	Refresco Group B.V.
EUR 2,000,000	2.750%, 9/26/24[2,3,4,5]
		2,405,476
		7,751,799
Gaming: 0.9%
	Jackpotjoy
GBP 4,750,000	5.250% (3 Month
	LIBOR + 5.250%),
	11/27/24[2,3]	6,413,199

Healthcare: 1.3%
	Avantor Performance
	Materials
	Holdings, Inc.
UR 4,807,692	4.250% (1 Month
	EURIBOR
	+ 4.250%), 11/21/24[2,3]
		5,814,034
	HRA
EUR 3,000,000	3.500% (3 Month
	EURIBOR
	+ 3.500%), 9/20/24[2,3]
		3,610,032
		9,424,066
Leisure: 0.2%
	HotelBeds
EUR 1,000,000	3.250% (3 Month
	EURIBOR
	+ 3.250%), 9/12/23[2,3]
		1,200,782

Paper: 0.4%
	Nordic Packaging
	& Container Holding
EUR 2,424,242	5.000% (3 Month
	EURIBOR
	+ 5.000%), 11/16/23[2,3]
		2,934,897
Services: 0.5%
	Sapphire Bidco B.V.
EUR 1,875,000	3.250%,
	12/6/24[2,3,4,5]	2,258,992
	Verisure Holding AB
EUR 1,000,000	3.000% (3 Month
	EURIBOR
	+ 3.000%), 10/21/22[2,3]
		1,194,939
		3,453,931
Super Retail: 1.0%
	Beauty Holding
	1 GmbH
EUR 525,161	3.500
	8/12/22[2,3,4,5]	629,784
EUR 379,602	3.500
	8/12/22[2,3,4,5]	455,227
EUR 132,839	3.500
	8/12/22[2,3,4,5]	159,303
EUR 597,774	3.500
	8/12/22[2,3,4,5]	716,865
EUR 1,778,512	3.500
	8/12/22[2,3,4,5]	2,132,832
EUR 900,384	3.500
	8/12/22[2,3,4,5]	1,079,761
EUR 685,729	3.500
	8/12/22[2,3,4,5]	822,341
	Coty, Inc.
EUR 989,975	2.750% (1 Month
	EURIBOR
	+ 2.750%), 10/27/22[2,3]
		1,194,416
		7,190,529

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

Principal
Amount†		Value
BANK LOANS: 13.4% (Continued)

Technology: 3.1%
	Assystem
EUR 5,000,000	4.750% (2 Month
	EURIBOR
	+ 4.750%), 7/12/24[2,3]
		$5,969,236
	euNetworks
EUR 3,461,538	3.500%, 12/12/24[2,3,4,5]
		4,150,719
	ION Trading
	Technologies
	S.A.R.L.
EUR 2,647,059	3.750%, 11/21/24[2,3,4,5]
		3,193,532
	KMD
EUR 5,000,000	4.500%,
	10/3/20[2,3,4,5,7]	5,969,236
	PI LUX
EUR 2,190,722	3.250%, 11/30/24[2,3,4,5]
		2,626,072
		21,908,795
Telecommunications: 0.6%
	Eircom Holdings
	(Ireland) Ltd.
EUR 1,192,584	3.250% (1 Month
	EURIBOR
	+ 3.250%), 4/19/24[2,3]
		1,432,262
	Interoute Finco PLC
EUR 2,058,824	3.250% (3 Month
	EURIBOR
	+ 3.250%), 11/14/23[2,3]
		2,478,301
		3,910,563
Transportation Excluding Air/Rail: 0.2%
	Swissport
	Investments
EUR 1,000,000	3.750% (6 Month
	EURIBOR
	+ 3.750%), 2/9/22[2,3]
		1,189,906
TOTAL BANK LOANS
(Cost $91,880,878)		94,717,010
TOTAL INVESTMENTS
IN SECURITIES: 96.3%
(Cost $659,220,020)		679,530,321
Other Assets in Excess
of Liabilities: 3.7%		26,311,748
TOTAL NET ASSETS: 100.0%		$705,842,069

† In U.S. dollars unless otherwise indicated.
EUR – Euro
GBP – Great Britain Pound
PIK – Payment-in-Kind – represents the security may pay interest in additional Par.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At December 31, 2017, the value of these securities amounted to $54,402,763 or 7.7% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on December 31, 2017. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Continued)

the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Fixed-to-variable bond; rate shown is the rate in effect on December 31, 2017.
[7]
Security is fair valued under supervision of the Board of Trustees using significant unobservable inputs and is categorized as a Level 3 security (see Note 2 A). At December 31, 2017, the value of these securities amounted to $5,969,236 or 0.8% of net assets.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2017

The Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

			U.S. Dollar			U.S. Dollar
			Value at			Value at	Unrealized
Settlement	Currency to		December 31,	Currency to		December 31,	Appreciation
Date	be Delivered		2017	be Received		2017	(Depreciation)
1/19/18		$9,460,160	$9,460,160	EUR	8,000,000	$9,611,419	$151,259
1/19/18	EUR	209,000,000	251,098,327		$247,508,019	247,508,019	(3,590,308)
3/20/18	EUR	152,000,000	183,278,159		180,387,720	180,387,720	(2,890,439)
1/19/18	GBP	54,300,000	73,366,718		72,010,773	72,010,773	(1,355,945)
			$517,203,364			$509,517,931	$(7,685,433)

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2017

	Credit	U.S. High	Low
	Opportunities	Yield	Duration
	Fund	Fund	Fund
ASSETS
Investments in securities, at value
(Cost $369,963,867, $22,133,044
and $659,220,020) (Note 2)	$377,056,116	$22,333,067	$679,530,321
Restricted cash	568,031	—	—
Cash	10,783,262	642,826	14,149,409
Foreign currency, at value
(Cost $10,859,352, $—
and $51,502,562)	11,057,390	—	52,369,404
Receivables:
Fund shares sold	3,487,696	—	1,374,833
Investment securities sold	6,338,329	397,000	753,654
Interest receivable	4,497,620	341,788	7,466,178
Due from advisor, net	—	30,377	—
Prepaid expenses	45,041	10,059	12,779
Total assets	413,833,485	23,755,117	755,656,578

LIABILITIES
Payables:
Investment securities purchased	18,392,122	400,000	41,400,240
Fund shares purchased	2,061,174	—	331,215
Distribution to shareholders	697,656	1,260,864	37,376
Unrealized depreciation on
forward foreign currency
exchange contracts	1,961,797	—	7,685,433
Investment advisory fees, net	18,097	—	91,683
Fund accounting fees	34,608	12,089	34,194
Administration fees	36,172	9,411	37,994
Transfer agent fees	8,169	3,231	59,340
Audit fees	23,600	23,600	23,600
Chief Compliance Officer fees	1,500	1,500	1,500
Custody fees	46,325	3,865	40,141
Distribution fees	101	—	—
Trustee fees	4,220	2,136	5,181
Shareholder service fees	34,530	642	—
Other accrued expenses	28,975	7,399	66,612
Total liabilities	23,349,046	1,724,737	49,814,509
NET ASSETS	$390,484,439	$22,030,380	$705,842,069

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2017 (Continued)

	Credit	U.S. High	Low
	Opportunities	Yield	Duration
	Fund	Fund	Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$385,422,901	$21,838,787	$694,620,515
Accumulated net investment loss	(834,608)	—	(2,032,842)
Accumulated net realized gain (loss) on
investments and foreign currency	590,733	(8,430)	255,693
Net unrealized
appreciation/depreciation on:
Investments	7,092,249	200,023	20,310,302
Foreign currency	198,038	—	866,842
Forward foreign currency
exchange contracts	(1,961,797)	—	(7,685,433)
Foreign currency translation	(23,077)	—	(493,008)
Net assets	$390,484,439	$22,030,380	$705,842,069
Class A*:
Net assets	$203,461	$—	$—
Shares of beneficial interest issued
and outstanding (unlimited number of
shares authorized without par value)	19,044	—	—
Net asset value, offering and
redemption price per share	$10.68	$—	$—
Maximum offering price per share
($10.68/95.75%0	$11.15	$—	$—
Supra Institutional Class:
Net assets	$208,351,929	$19,455,615	$705,842,069
Shares of beneficial interest issued
and outstanding (unlimited number of
shares authorized without par value)	19,494,086	1,974,933	68,755,494
Net asset value, offering and
redemption price per share	$10.69	$9.85	$10.27
Institutional Class**:
Net assets	$181,929,049	$2,574,765	$—
Shares of beneficial interest issued
and outstanding (unlimited number of
shares authorized without par value)	17,025,196	261,211	—
Net asset value, offering and
redemption price per share	$10.69	$9.86	$—

*	This class is not offered for U.S. High Yield Fund and Low Duration Fund as of December 31, 2017.
**	This class is not offered for Low Duration Fund as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2017

	Credit	U.S. High	Low
	Opportunities	Yield	Duration
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$12,473,526	$3,203,918	$12,337,848
Dividend income	—	104,183	—
Total investment income	12,473,526	3,308,101	12,337,848

EXPENSES
Investment advisory fees	1,956,304	335,509	1,935,201
Administration fees	203,118	59,467	192,892
Fund accounting fees	192,008	89,157	169,812
Custody fees	143,556	13,681	193,750
Registration fees	91,846	42,115	83,204
Shareholder service
fees – Class A	171	—	—
Shareholder service
fees – Institutional Class	85,410	1,558	—
Transfer agent fees	48,671	19,663	355,631
Miscellaneous expense	25,533	12,886	33,192
Audit fees	25,100	25,630	25,600
Trustee fees	16,505	12,393	19,466
Chief Compliance Officer fees	9,000	9,009	9,000
Legal fees	6,965	5,619	5,053
Reports to shareholders	5,506	9,039	12,699
Insurance expense	2,795	2,334	2,669
Distribution fees – Class A	526	—	—
Total expenses	2,813,014	638,060	3,038,169
Less: fees waived	(770,603)	(282,569)	(887,946)
Net expenses	2,042,411	355,491	2,150,223
Net investment income	10,431,115	2,952,610	10,187,625

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2017 (Continued)

	Credit	U.S. High	Low
	Opportunities	Yield	Duration
	Fund	Fund	Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	$2,724,745	$1,572,510	$4,248,819
Forward foreign currency
exchange contracts	(2,520,629)	—	(13,161,565)
Foreign currency and foreign
currency translation	(34,959)	—	1,979,479
Futures contracts	(599,022)	—	—
Swap contracts	(595,455)	—	—
Net realized gain (loss)	(1,025,320)	1,572,510	(6,933,267)
Change in net unrealized
appreciation/depreciation on:
Investments	6,761,065	(113,725)	22,447,789
Forward foreign currency
exchange contracts	(2,125,658)	—	(10,494,241)
Foreign currency and foreign
currency translation	196,107	—	332,235
Futures contracts	152,481	—	—
Change in net unrealized
appreciation/depreciation	4,983,995	(113,725)	12,285,783
Net realized and
unrealized gain	3,958,675	1,458,785	5,352,516
Net increase in
net assets resulting
from operations	$14,389,790	$4,411,395	$15,540,141

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$10,431,115	$6,173,104
Net realized gain (loss) on investments, foreign
currency, forward foreign currency exchange
contracts, foreign currency translation, futures
contracts and swap contracts	(1,025,320)	4,011,516
Change in unrealized appreciation/depreciation
on investments, foreign currency, forward foreign
currency exchange contracts, foreign currency
translation and futures contracts	4,983,995	1,305,863
Net increase in net assets
resulting from operations	14,389,790	11,490,483

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(4,559)	(1,129)*
Supra Institutional Class	(4,993,074)	(5,104,944)
Institutional Class	(3,521,671)	(1,398,512)
From net realized gain
Class A	(528)	(1,076)*
Supra Institutional Class	(542,587)	(1,796,827)
Institutional Class	(472,276)	(746,680)
Total distributions to shareholders	(9,534,695)	(9,049,168)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares – Class A (a)	92,049	109,335 *
Net increase in net assets derived from net change in
outstanding shares – Supra Institutional Class (b)	28,248,563	25,317,185
Net increase in net assets derived from net change
in outstanding shares – Institutional Class (d)	105,668,964	67,584,446
Total increase in net assets from
capital share transactions	134,009,576	93,010,966
Total increase in net assets	138,864,671	95,452,281

NET ASSETS
Beginning of year	251,619,768	156,167,487
End of year	$390,484,439	$251,619,768
Accumulated net investment loss	$(834,608)	$(79,980)

*	Commenced operations on August 31, 2016. Information presented is for the period from August 31, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions for Class A shares are as follows:

	Year Ended		Period Ended
	December 31, 2017		December 31, 2016*
	Shares	Value	Shares	Value
Shares sold	12,991	$137,125	10,017	$107,130
Shares issued in
reinvestment
of distributions	479	5,087	210	2,205
Shares redeemed	(4,653)	(50,163)	—	—
Net increase	8,817	$92,049	10,227	$109,335

*	Commenced operations on August 31, 2016. Information presented is for the period from August 31, 2016 to December 31, 2016.
(b)	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
	Shares	Value	Shares	Value
Shares sold	4,176,131	$44,606,397	4,338,776	$46,024,880
Shares issued in
reinvestment
of distributions	472,754	5,024,811	589,519	6,231,887
Shares redeemed (c)	(2,006,805)	(21,382,645)	(2,540,747)	(26,939,582)
Net increase	2,642,080	$28,248,563	2,387,548	$25,317,185

(c)	Net redemption fees of $3,189 and $2,276, respectively.
(d)	Summary of capital share transactions for Institutional Class shares are as follows:

	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
	Shares	Value	Shares	Value
Shares sold	12,311,829	$131,393,914	6,614,902	$70,263,861
Shares issued in
reinvestment
of distributions	311,324	3,311,876	202,312	2,134,376
Shares redeemed (e)	(2,711,452)	(29,036,826)	(450,584)	(4,813,791)
Net increase	9,911,701	$105,668,964	6,366,630	$67,584,446

(e)	Net redemption fees of $1,838 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	December 31,	December 31,
	2017	2016 *
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,952,610	$612,684
Net realized gain on investments	1,572,510	9,114
Change in unrealized appreciation/depreciation
on investments	(113,725)	313,748
Net increase in net assets
resulting from operations	4,411,395	935,546

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Supra Institutional Class	(2,855,053)	(613,864)
Institutional Class	(101,168)**	—
From net realized gain
Supra Institutional Class	(1,317,442)	(104,162)
Institutional Class	(163,659)	—
Total distributions to shareholders	(4,437,322)	(718,026)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares –
Supra Institutional Class (a)	(63,667,034)	82,762,894
Net increase in net assets derived from net change
in outstanding shares – Institutional Class (b)	2,742,927 **	—
Total increase (decrease) in net assets
from capital share transactions	(60,924,107)	82,762,894
Total increase (decrease) in net assets	(60,950,034)	82,980,414

NET ASSETS
Beginning of year/period	82,980,414	—
End of year/period	$22,030,380	$82,980,414

*	Fund commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
**	Institutional Class commenced operations on March 27, 2017. Information presented is for the period March 27, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Year Ended		Period Ended
	December 31, 2017		December 31, 2016*
	Shares	Value	Shares	Value
Shares sold	1,804,466	$19,150,000	7,893,513	$82,250,000
Shares issued in
reinvestment
of distributions	228,887	2,416,942	49,321	512,894
Shares redeemed	(8,001,254)	(85,233,976)	—	—
Net increase (decrease)	(5,967,901)	$(63,667,034)	7,942,834	$82,762,894

*	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
(b)	Summary of capital share transactions for Institutional Class shares are as follows:

	Period Ended
	December 31, 2017**
	Shares	Value
Shares sold	235,011	$2,478,100
Shares issued in
reinvestment
of distributions	26,200	264,827
Net increase	261,211	$2,742,927

**	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	December 31,	December 31,
	2017	2016*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$10,187,625	$725,612
Net realized gain (loss) on investments, foreign
currency, forward foreign currency exchange
contracts and foreign currency translation	(6,933,267)	144,928
Change in unrealized appreciation/depreciation
on investments, foreign currency, forward
foreign currency exchange contracts
and foreign currency translation	12,285,783	712,919
Net increase in net assets
resulting from operations	15,540,141	1,583,459

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Supra Institutional Class	(5,115,148)	(740,862)
From net realized gain
Supra Institutional Class	(46,037)	—
Total distributions to shareholders	(5,161,185)	(740,862)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares –
Supra Institutional Class (a)	431,682,660	262,937,856
Total increase in net assets	442,061,616	263,780,453

NET ASSETS
Beginning of year/period	263,780,453	—
End of year/period	$705,842,069	$263,780,453
Undistributed (accumulated) net investment
income (loss)	$(2,032,842)	$180,078

*	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Year Ended		Period Ended
	December 31, 2017		December 31, 2016*
	Shares	Value	Shares	Value
Shares sold	49,176,804	$499,641,279	27,061,987	$270,848,802
Shares issued in
reinvestment
of distributions	18,305	183,163	1,185	11,889
Shares redeemed (b)	(6,707,630)	(68,141,782)	(795,157)	(7,922,835)
Net increase	42,487,479	$431,682,660	26,268,015	$262,937,856

(b)	Net redemption fees of $686 and $—, respectively.
*	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

	Year Ended	Period Ended
	December 31,	December 31,
Class A	2017	2016*
Net asset value, beginning of year/period	$10.49	$10.83

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.31	0.10
Net realized and unrealized loss on investments	0.14	(0.15)
Total from investment operations	0.45	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.23)	(0.18)
From net realized gain	(0.03)	(0.11)
Total distributions	(0.26)	(0.29)
Net asset value, end of year/period	$10.68	$10.49
Total return	4.35%	(0.52	)%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (thousands)	$203.5	$107.3
Portfolio turnover rate	135%	260	%(1)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.15%	1.29	%+
After fees waived and expenses absorbed	0.92%	0.95	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.67%	2.39	%+
After fees waived and expenses absorbed	2.90%	2.75	%+

*	Commenced operations on August 31, 2016.
**	Calculated based on the average number of shares outstanding.
^	Not Annualized.
+	Annualized.
(1)	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

					Period Ended
	Year Ended December 31,				December 31,
Supra Institutional Class	2017	2016	2015	2014	2013*
Net asset value,
beginning of year/period	$10.50	$10.27	$10.38	$10.37	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.34	0.32	0.29	0.26	0.43
Net realized and unrealized
gain (loss) on investments	0.14	0.33	(0.14)	0.08	0.37
Total from
investment operations	0.48	0.65	0.15	0.34	0.80
Redemption fees proceeds	0.00 #	0.00 #	0.00 #	0.00 #	—

LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.31)	(0.26)	(0.31)	(0.31)
From net realized gain	(0.03)	(0.11)	—	(0.02)	(0.12)
Total distributions	(0.30)	(0.42)	(0.26)	(0.33)	(0.43)
Net asset value,
end of year/period	$10.69	$10.50	$10.27	$10.38	$10.37
Total return	4.70%	6.34%	1.48%	3.17%	8.19	%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$208.4	$176.9	$148.5	$99.3	$11.0
Portfolio turnover rate	135%	260%	473%	598%	573	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.83%	0.84%	0.90%	1.35%	2.46	%+
After fees waived and
expenses absorbed	0.60%	0.60%	0.60%	0.60%	0.60	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	3.00%	2.77%	2.47%	1.75%	2.38	%+
After fees waived and
expenses absorbed	3.23%	3.01%	2.77%	2.50%	4.24	%+

*	Commenced operations on January 3, 2013.
**	Calculated based on the average number of shares outstanding.
#	Does not round to $0.01 per share.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

				Period Ended
	Year Ended December 31,			December 31,
Institutional Class	2017	2016	2015	2014*
Net asset value,
beginning of year/period	$10.49	$10.27	$10.38	$10.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.34	0.33	0.27	0.04
Net realized and unrealized
loss on investments	0.15	0.31	(0.12)	(0.03)
Total from investment operations	0.49	0.64	0.15	0.01
Redemption fees proceeds	0.00 #	—	—	0.00	#

LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.31)	(0.26)	(0.06)
From net realized gain	(0.03)	(0.11)	—	(0.02)
Total distributions	(0.29)	(0.42)	(0.26)	(0.08)
Net asset value,
end of year/period	$10.69	$10.49	$10.27	$10.38
Total return	4.73%	6.20%	1.41%	0.12	%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$181.9	$74.6	$7.7	$0.6
Portfolio turnover rate	135%	260%	473%	598	%(1)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.91%	0.90%	0.97%	1.15	%+
After fees waived and
expenses absorbed	0.67%	0.64%	0.67%	0.70	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	2.92%	2.81%	2.33%	1.27	%+
After fees waived and
expenses absorbed	3.16%	3.08%	2.63%	1.72	%+

*	Commenced operations on October 15, 2014. Information presented is for the period from October 15, 2014 to December 31, 2014.
**	Calculated based on the average number of shares outstanding.
#	Does not round to $0.01 per share.
^	Not Annualized.
+	Annualized.
(1)	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

	Year Ended	Period Ended
	December 31,	December 31,
Supra Institutional Class	2017	2016*
Net asset value, beginning of year/period	$10.45	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.51	0.41
Net realized and unrealized loss on investments	0.14	0.35
Total from investment operations	0.65	0.76

LESS DISTRIBUTIONS:
From net investment income	(0.58)	(0.30)
From net realized gain	(0.67)	(0.01)
Total distributions	(1.25)	(0.31)
Net asset value, end of year/period	$9.85	$10.45
Total return	6.30%	7.74	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$19.5	$83.0
Portfolio turnover rate	120%	140	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.03%	1.83	%+
After fees waived and expenses absorbed	0.58%	0.58	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.39%	4.01	%+
After fees waived and expenses absorbed	4.84%	5.25	%+
*	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
**	Calculated based on the average number of shares outstanding.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	December 31,
Institutional Class	2017*
Net asset value, beginning of period	$10.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.39
Net realized and unrealized loss on investments	0.17
Total from investment operations	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.49)
From net realized gain	(0.67)
Total distributions	(1.16)
Net asset value, end of period	$9.86
Total return	5.47	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$2.6
Portfolio turnover rate	120	%(1)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.61	%+
After fees waived and expenses absorbed	0.68	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.87	%+
After fees waived and expenses absorbed	4.81	%+

*	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.
**	Calculated based on the average number of shares outstanding.
^	Not Annualized.
+	Annualized.
(1)	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

	Year Ended	Period Ended
	December 31,	December 31,
Supra Institutional Class	2017	2016*
Net asset value, beginning of year/period	$10.04	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.24	0.09
Net realized and unrealized loss on investments	0.18	0.03
Total from investment operations	0.42	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.08)
From net realized gain	(0.00)#	—
Total distributions	(0.19)	(0.08)
Net asset value, end of year/period	$10.27	$10.04
Total return	4.26%	1.19	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$705.8	$263.8
Portfolio turnover rate	57%	7	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.71%	0.96	%+
After fees waived and expenses absorbed	0.50%	0.50	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.16%	1.40	%+
After fees waived and expenses absorbed	2.37%	1.86	%+

*	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.
**	Calculated based on the average number of shares outstanding.
#	Does not round to $0.01 or $(0.01) per share, as applicable.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2017

NOTE 1 – ORGANIZATION
The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”), and Muzinich Low Duration Fund (“Low Duration Fund”) (each a “Fund”, collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, and June 30, 2016, respectively.

The Funds offer three classes of shares: Class A shares, Institutional Shares, and Supra Institutional Shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. While all classes are available for the Credit Opportunities Fund, currently, the U.S. High Yield Fund offers Institutional and Supra Institutional shares, and only Supra Institutional shares are being offered for the Low Duration Fund.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is

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principally traded or the exchange’s official closing price. If, on a particular day, an exchange- traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Swap agreements, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to

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the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

The following is a summary of the inputs used to value the Funds’ investments and derivative positions as of December 31, 2017. See the Schedules of Investments for the industry breakout.

Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate
Bonds	$—	$291,234,735	$—	$291,234,735
Convertible
Bonds	—	780,682	—	780,682
U.S. Government
Notes/Bonds	—	7,563,566	—	7,563,566
Bank Loans	—	67,703,182	—	67,703,182
Short-Term
Investments	—	9,773,951	—	9,773,951
Total Assets	$—	$377,056,116	$—	$377,056,116
Liabilities:
Forward
Foreign
Currency
Exchange
Contracts	$—	$1,961,797	$—	$1,961,797
Total
Liabilities	$—	$1,961,797	$—	$1,961,797

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.

U.S. High Yield Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate
Bonds	$—	$20,858,549	$—	$20,858,549
Exchange
Traded Funds	1,474,518	—	—	1,474,518
Total Assets	$1,474,518	$20,858,549	$—	$22,333,067

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate
Bonds	$—	$580,909,902	$—	$580,909,902
Convertible
Bonds	—	3,903,409	—	3,903,409
Bank Loans	—	88,747,774	5,969,236	94,717,010
Total Assets	$—	$673,561,085	$5,969,236	$679,530,321
Liabilities:
Forward
Foreign
Currency
Exchange
Contracts	$—	$7,685,433	$—	$7,685,433
Total
Liabilities	$—	$7,685,433	$—	$7,685,433

The Funds did not have transfers into or out of Level 1 or Level 2 during the period.
The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Bank Loans
Balance as of December 31, 2016	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	60,404
Acquisitions	5,908,832
Dispositions	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2017	$5,969,236
Change in unrealized appreciation/depreciation
for Level 3 investments held at December 31, 2017	$60,404

	Fair Value	Valuation	Unobservable	Input
Security Type	at 12/31/2017	Technique	Input	Value
Bank Loans	$5,969,236	Issue Price	Market data	$119.38

Significant increases (decreases) in any input in isolation would result in a significantly higher (lower) fair value measurement.

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

The Trust’s Board of Trustees has established a Valuation Committee to oversee valuation techniques in accordance with the adopted valuation procedures.  The Board of Trustees ratifies valuation techniques quarterly.

It is the Funds’ policy to recognize transfers in and transfers out at the fair value as of the end of period.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Credit Opportunities Fund’s average notional value of forward foreign currency exchange contracts outstanding during the year ended December 31, 2017, was $65,809,256. The Low Duration Fund’s average notional value for forward foreign currency exchange contracts outstanding during the period ended December 31, 2017, was $317,233,215.

The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for swap and futures contracts is based on the monthly notional amounts. The notional amount for swap contracts is the principal value. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The table below shows the effects of derivative instruments on the financial statements.

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

Statements of Assets and Liabilities
Fair values of derivative instruments as of December 31, 2017:

Credit Opportunities Fund
	Asset Derivatives		Liability Derivatives
	as of December 31, 2017		as of December 31, 2017
	Balance		Balance
	Sheet		Sheet
Instrument	Location	Fair Value	Location	Fair Value

Forward	Unrealized		Unrealized
Foreign	Appreciation		Depreciation
Currency	on Forward		on Forward
Exchange	Foreign		Foreign
Contracts	Currency		Currency
Exchange	Exchange		Exchange
Contracts	Contracts	$—	Contracts	$(1,961,797)
		$—		$(1,961,797)
Low Duration Fund
	Asset Derivatives		Liability Derivatives
	as of December 31, 2017		as of December 31, 2017
	Balance		Balance
	Sheet		Sheet
Instrument	Location	Fair Value	Location	Fair Value

Forward	Unrealized		Unrealized
Foreign	Appreciation		Depreciation
Currency	on Forward		on Forward
Exchange	Foreign		Foreign
Contracts	Currency		Currency
Exchange	Exchange		Exchange
Contracts	Contracts	$—	Contracts	$(7,685,433)
		$—		$(7,685,433)

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2017:

Credit Opportunities Fund
Change in
Unrealized
	Location of	Realized Gain	Appreciation
	Gain (Loss)	(Loss) on	(Depreciation)
	on Derivatives	Derivatives	on Derivatives
	Recognized	Recognized	Recognized
Instrument	in Income	in Income	in Income
Interest Rate –	Net realized and
Futures	unrealized gain (loss)
Contracts	on futures contracts	$(599,022)	$152,481

Forward	Net realized and
Foreign	unrealized gain (loss)
Currency	on forward
Exchange	foreign currency
Contracts	contracts	(2,520,629)	(2,125,658)

Credit –	Net realized and
Swap	unrealized gain (loss)
Contracts	on swap contracts	(595,455)	—

Low Duration Fund
Change in
Unrealized
	Location of	Realized Gain	Appreciation
	Gain (Loss)	(Loss) on	(Depreciation)
	on Derivatives	Derivatives	on Derivatives
	Recognized	Recognized	Recognized
Instrument	in Income	in Income	in Income
Forward	Net realized and
Foreign	unrealized gain (loss)
Currency	on forward
Exchange	foreign currency
Contracts	contracts	$(13,161,565)	$(10,494,241)

The U.S. High Yield Fund did not have derivatives activity during the year ended December 31, 2017.
B.
Swap Contracts.  A swap, which may be a customized and privately negotiated agreement or a standardized and exchange-traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from,

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or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund had futures contracts activity during the year ended December 31, 2017. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund and the Low Duration Fund did not have futures contracts activity during the year ended December 31, 2017.

D.
Forward Foreign Currency Exchange Contracts. During the period ended December 31, 2017, the Credit Opportunities Fund and the Low Duration Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency translation.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of December 31, 2017, the Credit Opportunities Fund and Low Duration Fund did not have any post-October losses. As of December 31, 2017, the U.S. High Yield Fund deferred, on a tax basis, post-October losses of $6,714.  As of December 31, 2017, the Credit Opportunities Fund and Low Duration Fund deferred, on a tax basis, late year losses of $2,796,404 and $9,718,275, respectively.

At December 31, 2017, the Funds did not have any capital loss carryovers.

As of December 31, 2017, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S. High Yield Fund and the Low Duration Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis.

I.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
L.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Valuation Committee as reflecting fair value. Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

O.
Offsetting Agreements. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of December 31, 2017:

Credit Opportunities Fund
		Gross	Net Amounts
		Amounts	Presented
		Offset in the	in the		Cash
		Statements	Statements		Collateral
	Gross	of Assets &	of Assets &	Financial	Pledged	Net
Description	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets
Forward
foreign
currency
contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward
foreign
currency
contracts	1,961,797	—	1,961,797	—	—	1,961,797
Total	$1,961,797	$—	$1,961,797	$—	$—	$1,961,797

Low Duration Fund
		Gross	Net Amounts
		Amounts	Presented
		Offset in the	in the		Cash
		Statements	Statements		Collateral
	Gross	of Assets &	of Assets &	Financial	Pledged	Net
Description	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets
Forward
foreign
currency
contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward
foreign
currency
contracts	7,685,433	—	7,685,433	—	—	7,685,433
Total	$7,685,433	$—	$7,685,433	$—	$—	$7,685,433

P.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These

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NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

differences are primarily due to the tax treatment of foreign currency, forward foreign currency exchange contracts and interest on swap contracts. For the year ended December 31, 2017, the following adjustments were made.

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income/Loss	Gain/(Loss)	Capital
Credit Opportunities Fund	$(2,666,439)	$2,666,439	$—
U.S. High Yield Fund	3,611	(4,807)	1,196
Low Duration Fund	(7,285,397)	7,285,397	—

Q.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Funds for the year ended December 31, 2017, is disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to limit total expenses for Class A Shares, Institutional Shares, and Supra Institutional Shares to 0.95%, 0.70% and 0.60%, respectively, of the Credit Opportunities Fund’s average daily net assets, 0.93%, 0.68% and 0.58%, respectively for the U.S. High Yield Fund, and 0.85%, 0.60%, and 0.50%, respectively for the Low

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

Duration Fund. The amount of fees waived and expenses absorbed by the Advisor during the period ended December 31, 2017, are disclosed in the Statements of Operations.

The Advisor is permitted to seek reimbursement from each Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At December 31, 2017, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below. The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Credit Opportunities Fund

Expiration	Amount
December 31, 2018	$354,662
December 31, 2019	498,503
December 31, 2020	770,603
Total	$1,623,768

U.S. High Yield Fund

Expiration	Amount
December 31, 2019	$145,340
December 31, 2020	282,569
Total	$479,909

Low Duration Fund

Expiration	Amount
December 31, 2019	$178,907
December 31, 2020	887,946
Total	$1,066,853

The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. A reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the period (taking into account any reimbursement) does not exceed the lesser of the expense limitations in place at the time of waiver or at the time of reimbursement. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities USBFS maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Funds to USBFS for these services for the year ended December 31, 2017, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of USBFS.

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the year ended December 31, 2017 are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 2017, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Credit Opportunities Fund	$544,991,436	$414,156,515
U.S. High Yield Fund	70,726,406	131,577,021
Low Duration Fund	645,078,911	233,642,397

For the year ended December 31, 2017, the cost of purchases and proceeds from the sales of long-term U.S. Government obligations included in the paragraph above, were as follows:

	Purchases	Sales
Credit Opportunities Fund	$69,315,020	$62,017,063

As of December 31, 2017, there were no purchases or sales of U.S. Government securities for U.S. High Yield Fund or Low Duration Fund.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2017, and the year ended December 31, 2016, was as follows:

	Ordinary Income
	December 31, 2017	December 31, 2016
Credit Opportunities Fund	$9,214,713	$9,049,168
U.S. High Yield Fund	4,310,722	718,026
Low Duration Fund	5,158,784	740,862

	Long-Term Capital Gains*
	December 31, 2017	December 31, 2016
Credit Opportunities Fund	$319,982	$—
U.S. High Yield Fund	126,600	—
Low Duration Fund	2,401	—

*  Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852 (b)(3).

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The cost basis of investments for federal income tax purposes at December 31, 2017, was as follows:

	Credit	U.S. High	Low
	Opportunities	Yield	Duration
	Fund	Fund	Fund
Cost of investments	$368,009,487	$22,134,760	$651,545,821
Gross tax unrealized
appreciation	8,343,546	430,165	22,418,884
Gross tax unrealized
depreciation	(1,258,714)	(231,858)	(2,119,817)
Net tax unrealized
appreciation	7,084,832	198,307	20,299,067
Undistributed
ordinary income	1,055,123	1,260,864	37,376
Undistributed long-term
capital gain	240,682	—	266,928
Total distributable earnings	1,295,805	1,260,864	304,304
Other accumulated loss	(3,319,099)	(1,267,578)	(9,381,817)
Total accumulated earnings	$5,061,538	$191,593	$11,221,554

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Continued)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the tax treatment of foreign currency contracts, capital loss carryovers, and wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the year ended December 31, 2017, are as follows:

Credit Opportunities Fund

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of December 31, 2017	—
Average interest rate	—

U.S. High Yield Fund

Maximum available credit	$4,000,000
Largest amount outstanding on an individual day	904,000
Average daily loan outstanding	2,863.01
Interest expense	123.37
Credit facility outstanding as of December 31, 2017	—
Average interest rate	4.25%

Low Duration Fund

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of December 31, 2017	—
Average interest rate	—

Muzinich Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Muzinich Funds and Board of Directors
of Professionally Managed Portfolios

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Muzinich Credit Opportunities Fund, Muzinich U.S. High Yield Corporate Bond Fund, and Muzinich Low Duration Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedule of investments, as of December 31, 2017, the related statement of operations for the year then ended, and with respect to Muzinich Credit Opportunities Fund, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period January 3, 2013 (commencement of operations) to December 31, 2013, and with respect to Muzinich U.S. High Yield Corporate Bond Fund, the statements of changes in net assets and the financial highlights for the year then ended and the period March 31, 2016 (commencement of operations) to December 31, 2016, and with respect to Muzinich Low Duration Fund, the statements of changes in net assets and the financial highlights for the year then ended and for the period June 30, 2016 (commencement of operations) to December 31, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 1, 2018

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended December 31, 2017 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees distribution (12b-1) and service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/17 – 12/31/17).

Actual Expenses

The first line of the following tables provide information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Funds charge a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The examples include, but are not limited to, investment advisory fees, distribution expenses, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees. However, the examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended December 31, 2017 (Unaudited) (Continued)

for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/17	12/31/17	7/1/17 – 12/31/17*
Class A
Actual	$1,000.00	$1,017.20	$4.78
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,020.47	$4.79

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/17	12/31/17	7/1/17 – 12/31/17*
Supra Institutional Class
Actual	$1,000.00	$1,019.40	$3.05
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,022.18	$3.06

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/17	12/31/17	7/1/17 – 12/31/17*
Institutional Class
Actual	$1,000.00	$1,019.20	$3.31
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,021.93	$3.31

*
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Class A, Supra Institutional and Institutional Class shares were 0.94%, 0.60% and 0.65% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one half-year period).

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended December 31, 2017 (Unaudited) (Continued)

U.S. High Yield Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/17	12/31/17	7/1/17 – 12/31/17**
Supra Institutional Class
Actual	$1,000.00	$1,019.50	$2.95
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,022.28	$2.96

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/17	12/31/17	7/1/17 – 12/31/17**
Institutional Class
Actual	$1,000.00	$1,021.00	$3.46
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,021.78	$3.47

Low Duration Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/17	12/31/17	7/1/17 – 12/31/17***
Supra Institutional Class
Actual	$1,000.00	$1,017.90	$2.54
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,022.68	$2.55

**
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional and Institutional Class shares were 0.58% and 0.68% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one half-year period).

***
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratio for Supra Institutional Class shares was 0.50% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 184/365 (to reflect the one half-year period).

Muzinich Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

MUZINICH CREDIT OPPORTUNITIES FUND
MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND
MUZINICH LOW DURATION FUND

At a meeting held on August 22, 2017, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Muzinich and Co., Inc. (the “Advisor”) for the Muzinich Credit Opportunities Fund, the Muzinich U.S. High Yield Corporate Bond Fund and the Muzinich Low Duration Fund (the “Funds”).  At this meeting and at a prior meeting held on May 25, 2017, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties

Muzinich Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.
2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks, all for periods ended March 31, 2017.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

For the Muzinich Credit Opportunities Fund, the Board noted that the Fund underperformed its peer group median for the one-year period and outperformed its peer group median for the three-year period.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year and three-year periods.  The Board noted that the Fund outperformed the Advisor’s similarly managed account composite for the one-year and three-year periods ended March 31, 2017.

For the Muzinich U.S. High Yield Corporate Bond Fund, the Board noted the Fund underperformed its peer group median for the one-year period.  The Board noted that the Fund underperformed its broad-based securities market benchmark for the one-year period.  The Board also noted that the Fund underperformed the Advisor’s similarly managed account composite for the one-year period ended March 31, 2017.

For the Muzinich Low Duration Fund, which commenced operations on June 30, 2016, the Board noted the Fund’s short period of operations.
3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that

Muzinich Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

might be germane to the difference, if any, in the fees charged to such accounts.  The Trustees found that the fees charged to each Fund were generally in line with the fees charged by the Advisor to its similarly managed separate account clients and UCITS funds and that where there are differences it is due to a number of factors.

For the Muzinich Credit Opportunities Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.95%, 0.70% and 0.60% for the Fund’s Class A Shares, Institutional Shares and Supra Institutional Shares, respectively (the “Expense Caps”).  The Board noted that the Fund’s advisory fee was slightly higher than its peer group median and average.  The Board also noted the net expense ratio (less Rule 12b-1 fees) was among the lowest of its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Muzinich U.S. High Yield Corporate Bond Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.93%, 0.68% and 0.58% for the Fund’s Class A Shares, Institutional Shares and Supra Institutional Shares, respectively (the “Expense Caps”).  The Trustees also noted that the advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Muzinich Low Duration Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.85%, 0.60% and 0.50% for the Fund’s Class A Shares, Institutional Shares and Supra Institutional Shares, respectively (the “Expense Caps”).  The Trustees also noted that the advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were

Muzinich Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, including Rule 12b-1 distribution fees for Class A Shares of the Muzinich Credit Opportunities Fund and particularly benefits to be received in exchange for shareholder servicing fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

Muzinich Funds

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	the Past
And Age	Trust(1)	Served	Five Years	by Trustees	Five Years

Independent Trustees of the Trust(1)

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	3	Director,
(born 1943)	and	Term;	Talon Industries, Inc.		PNC Funds
c/o U.S. Bancorp	Trustee	Since	(business consulting);		(34 series),
Fund Services, LLC		May 1991.	formerly, Executive		PNC
2020 E. Financial Way			Vice President and Chief		Advantage
Suite 100			Operating Officer,		Funds
Glendora, CA 91741			Integrated Asset		(1 series).
Management (investment
adviser and manager) and
formerly, President, Value
Line, Inc. (investment
advisory and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	3	Trustee,
(born 1939)		Term;	formerly, Chief Executive		The Dana
c/o U.S. Bancorp		Since	Officer, Rockefeller Trust		Foundation.
Fund Services, LLC		May 1991.	Co., (prior thereto Senior
2020 E. Financial Way			Vice President), and
Suite 100			Managing Director,
Glendora, CA 91741			Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton Simon, Inc.
(international consumer
products conglomerate.)

Muzinich Funds

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	the Past
And Age	Trust(1)	Served	Five Years	by Trustees	Five Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	3	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Funds since 2013;		Direxion
Fund Services, LLC		September	formerly, Senior Vice		Funds
2020 E. Financial Way		2011.	President and Chief		(24 series),
Suite 100			Financial Officer (and		Direxion
Glendora, CA 91741			other positions), U.S.		Shares ETF
			Bancorp Fund Services,		Trust
			LLC 1997-2013.		(142 series)
and Direxion
Insurance
Trust.

Carl A. Froebel	Trustee	Indefinite	Formerly, President and	3	None.
(born 1938)		Term;	Founder, National
c/o U.S. Bancorp		Since	Investor Data Services,
Fund Services, LLC		May	Inc. (investment related
2020 E. Financial Way		1991.	computer software).
Suite 100
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	3	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, AMG
c/o U.S. Bancorp		Since	Executive Vice President,		Funds
Fund Services, LLC		May	Investment Company		(67 series);
2020 E. Financial Way		1991.	Administration, LLC		Advisory
Suite 100			(mutual fund		Board
Glendora, CA 91741			administrator).		Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

Muzinich Funds

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	the Past
And Age	Trust(1)	Served	Five Years	by Trustees	Five Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		March	Fund Services, LLC,
2020 E. Financial Way		2013.	since July 2007.
Suite 100	Secretary	Indefinite
Glendora, CA 91741		Term;
Since
February
2008.

Aaron J. Perkovich	Vice	Indefinite	Vice President,	Not	Not
(born 1973)	President	Term;	U.S. Bancorp Fund	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Services, LLC,
Fund Services, LLC		March	since June 2006.
615 East Michigan St.		2017.
Milwaukee, WI 53202	Treasurer	Indefinite
Term;
Since
August
2016.

Melissa Breitzman	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1983)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Bancorp Fund
Fund Services, LLC		August	Services, LLC
615 East Michigan St.		2016.	since June 2005.
Milwaukee, WI 53202

Craig Benton	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1985)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Bancorp Fund
Fund Services, LLC		August	Services, LLC since
615 East Michigan St.		2016.	November 2007.
Milwaukee, WI 53202

Cory Akers	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1978)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Bancorp Fund
Fund Services, LLC		August	Services, LLC since
615 East Michigan St.		2017.	October 2006.
Milwaukee, WI 53202

Muzinich Funds

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	the Past
And Age	Trust(1)	Served	Five Years	by Trustees	Five Years

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance Officer,
Fund Services, LLC	Officer	July 2011.	U.S. Bancorp Fund
615 East Michigan St.	Anti-	Indefinite	Services, LLC
Milwaukee, WI 53202	Money	Term;	since August 2004.
	Laun-	Since
	dering	July 2011.
Officer
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”)
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Muzinich Funds

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the fiscal year ended December 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2012.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Credit Opportunities Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%

Dividends received deduction for the fiscal year ended December 31, 2017 was as follows:

Credit Opportunities Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Credit Opportunities Fund	7.85%
U.S. High Yield Fund	44.55%
Low Duration Fund	11.91%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the Funds’ web site at www.muzinichusfunds.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 months ended June 30 is available upon request without charge by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the SEC’s web site at www.sec.gov.

Muzinich Funds

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Form N-Q is available upon request without charge by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, the Funds may mail only one copy of the each Fund’s prospectus and each annual and semi-annual report to those addresses shared  by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York 10022

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-689-4642

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Fund	Class	Symbol	CUSIP
Muzinich Credit	Class A	MZCRX	74316J557
Opportunities Fund	Supra Institutional Class	MZCSX	74316J532
	Institutional Class	MZCIX	74316J540

Muzinich U.S. High Yield	Supra Institutional Class	MZHSX	74316J565
Corporate Bond Fund	Institutional Class	MZHIX	74316J573

Muzinich Low Duration Fund	Supra Institutional Class	MZLSX	74316P132

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Muzinich Credit Opportunities Fund

	FYE 12/31/2017	FYE 12/31/2016
Audit Fees	$22,400	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Muzinich U.S. High Yield Corporate Bond Fund

	FYE 12/31/2017	FYE 12/31/2016
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Muzinich Low Duration Fund

	FYE 12/31/2017	FYE 12/31/2016
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Muzinich Credit Opportunities Fund

Non-Audit Related Fees	FYE 12/31/2017	FYE 12/31/2016
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Muzinich U.S. High Yield Corporate Bond Fund

Non-Audit Related Fees	FYE 12/31/2017	FYE 12/31/2016
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Muzinich Low Duration Fund

Non-Audit Related Fees	FYE 12/31/2017	FYE 12/31/2016
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)         /s/Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date     March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date     March 9, 2018

By (Signature and Title)       /s/Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     March 8, 2018

* Print the name and title of each signing officer under his or her signature.